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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-03313
First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Jill M. Stevenson, 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       August 31
Date of reporting period:       February 28, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

FIRST AMERICAN FUNDS.

2011 SEMIANNUAL REPORT

February 28, 2011

Money Market Funds

Money market funds seek to preserve the value of your investment at $1.00 per share; however, it is possible to lose money by investing in them. Investments are not insured or guaranteed by the FDIC or any other government entity.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.Fund or visit FirstAmericanFunds.com.

FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT   1

Holdings Summaries

Government Obligations Fund

 Portfolio Allocation as of February 28, 20111(% of net assets)

Government Agency Debt	55.1%
Government Agency Repurchase Agreements	39.8
Treasury Repurchase Agreements	4.3
Treasury Debt	1.2
Other Assets and Liabilities, Net[2]	(0.4)

100.0%

Prime Obligations Fund

 Portfolio Allocation as of February 28, 20111(% of net assets)

Certificates of Deposit	29.8%
Financial Company Commercial Paper	15.4
Asset Backed Commercial Paper	15.0
Other Notes	10.2
Government Agency Debt	8.2
Treasury Repurchase Agreements	7.8
Treasury Debt	5.3
Government Agency Repurchase Agreement	3.1
Investment Companies	2.3
Variable Rate Demand Notes	2.2
Other Commercial Paper	0.9
Other Assets and Liabilities, Net[2]	(0.2)

100.0%

Tax Free Obligations Fund

 Portfolio Allocation as of February 28, 20111,3(% of net assets)

Municipal Debt	100.5%
Other Assets and Liabilities, Net[2]	(0.5)

100.0%

Treasury Obligations Fund

 Portfolio Allocation as of February 28, 20111(% of net assets)

Treasury Repurchase Agreements	77.4%
Treasury Debt	22.6

100.0%

U.S. Treasury Money Market Fund

 Portfolio Allocation as of February 28, 20111 (% of net assets)

Treasury Debt	100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 4 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

2   FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT

Expense Examples

Expense Example
As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from September 1, 2010 to February 28, 2011.

Actual Expenses
For each class of each fund, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Government Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/10 to
	Value (9/01/10)	Value (2/28/11)	2/28/11)

Class A Actual[2]	$1,000.00	$1,000.00	$1.19

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20

Class D Actual[2]	$1,000.00	$1,000.00	$1.19

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20

Class Y Actual[2]	$1,000.00	$1,000.00	$1.19

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20

Class Z Actual[2]	$1,000.00	$1,000.10	$1.14

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	$1.15

Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$1.19

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.24%, 0.24%, 0.24%, 0.23%, and 0.24% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended February 28, 2011 of 0.00%, 0.00%, 0.00%, 0.01%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT   3

Expense Examples  continued

 Prime Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/10 to
	Value (9/01/10)	Value (2/28/11)	2/28/11)

Class A Actual[2]	$1,000.00	$1,000.00	$1.64

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.66

Class C Actual[2]	$1,000.00	$1,000.00	$1.69

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.71

Class D Actual[2]	$1,000.00	$1,000.00	$1.64

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.66

Class I Actual[2]	$1,000.00	$1,000.00	$1.64

Class I Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.66

Class Y Actual[2]	$1,000.00	$1,000.00	$1.64

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.66

Class Z Actual[2]	$1,000.00	$1,000.50	$1.19

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20

Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$1.59

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$1.61

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.33%, 0.34%, 0.33%, 0.33%, 0.33%, 0.24%, and 0.32% for Class A, Class C, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended February 28, 2011 of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, 0.05%, and 0.00% for Class A, Class C, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively.

 Tax Free Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (9/01/10 to
	Value (9/01/10)	Value (2/28/11)	2/28/11)

Class A Actual[4]	$1,000.00	$1,000.00	$1.39

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	$1.40

Class D Actual[4]	$1,000.00	$1,000.00	$1.34

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	$1.35

Class Y Actual[4]	$1,000.00	$1,000.00	$1.39

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	$1.40

Class Z Actual[4]	$1,000.00	$1,000.10	$1.29

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	$1.30

Institutional Investor Class Actual[4]	$1,000.00	$1,000.00	$1.34

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	$1.35

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.28%, 0.27%, 0.28%, 0.26%, and 0.27% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended February 28, 2011 of 0.00%, 0.00%, 0.00%, 0.01%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

4   FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT

 Treasury Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/10 to
	Value (9/01/10)	Value (2/28/11)	2/28/11)

Class A Actual[2]	$1,000.00	$1,000.00	$1.09

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	$1.10

Class D Actual[2]	$1,000.00	$1,000.00	$1.04

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	$1.05

Class Y Actual[2]	$1,000.00	$1,000.00	$1.04

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	$1.05

Class Z Actual[2]	$1,000.00	$1,000.00	$1.04

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	$1.05

Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$1.04

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	$1.05

Reserve Class Actual[2]	$1,000.00	$1,000.00	$1.09

Reserve Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	$1.10

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.22%, 0.21%, 0.21%, 0.21%, 0.21%, and 0.22% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended February 28, 2011 of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively.

 U.S. Treasury Money Market Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (9/01/10 to
	Value (9/01/10)	Value (2/28/11)	2/28/11)

Class A Actual[4]	$1,000.00	$1,000.00	$0.74

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

Class D Actual[4]	$1,000.00	$1,000.00	$0.74

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

Class Y Actual[4]	$1,000.00	$1,000.00	$0.74

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

Class Z Actual[4]	$1,000.00	$1,000.00	$0.74

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

Institutional Investor Class Actual[4]	$1,000.00	$1,000.00	$0.74

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.15%, 0.15%, 0.15%, 0.15%, and 0.15% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended February 28, 2011 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT   5

Schedule of Investments  February 28, 2011 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund
DESCRIPTION	PAR	VALUE >

Government Agency Debt – 55.1%
Federal Farm Credit Bank
0.225%, 08/17/2011 Δ	$50,000	$50,000
0.190%, 12/07/2011 Δ	116,600	116,455
0.250%, 03/23/2012 Δ	75,000	74,968
Federal Home Loan Bank
2.875%, 03/11/2011	75,000	75,054
3.250%, 03/11/2011	75,000	75,062
0.350%, 04/18/2011	50,000	49,999
0.165%, 05/04/2011 ¤	150,000	149,956
0.170%, 05/06/2011 ¤	75,000	74,977
0.250%, 05/12/2011 Δ	45,000	45,000
0.180%, 05/26/2011 Δ	60,000	60,001
0.330%, 06/01/2011 Δ	100,000	100,000
0.275%, 06/02/2011 Δ	100,000	100,000
0.163%, 06/07/2011 Δ	150,000	149,984
0.330%, 06/10/2011 Δ	50,000	50,000
0.330%, 06/15/2011 Δ	99,485	99,485
0.168%, 07/20/2011 Δ	100,000	99,988
0.167%, 07/25/2011 Δ	75,000	74,988
0.167%, 07/28/2011 Δ	95,000	94,986
0.174%, 08/12/2011 Δ	100,000	99,964
0.182%, 08/26/2011 Δ	50,000	49,970
3.750%, 09/09/2011	70,625	71,916
0.216%, 09/15/2011 Δ	75,000	74,967
0.240%, 10/20/2011 Δ	50,000	50,000
0.350%, 11/07/2011	60,000	60,000
0.340%, 11/15/2011	125,000	125,000
0.400%, 12/09/2011	74,500	74,500
0.400%, 12/12/2011	75,000	75,000
0.450%, 12/14/2011	65,000	65,000
0.450%, 12/16/2011	50,000	50,000
0.450%, 12/23/2011	81,850	81,850
0.500%, 12/28/2011	50,000	50,000
0.500%, 12/30/2011	49,000	49,000
0.250%, 01/19/2012 Δ	100,000	100,004
0.223%, 02/01/2012 Δ	75,000	74,977
0.278%, 02/10/2012 Δ	150,000	149,968
0.460%, 02/22/2012	35,000	35,000
0.430%, 02/22/2012	35,000	35,000
0.300%, 02/28/2012 Δ	100,000	100,000
0.450%, 03/02/2012	50,000	50,000
0.450%, 03/06/2012	75,000	75,000
0.500%, 03/16/2012	35,000	35,000
0.280%, 03/20/2012 Δ	50,000	49,989
0.275%, 07/24/2012 Δ	150,000	149,947
Federal Home Loan Mortgage Corporation
5.125%, 04/18/2011	45,840	46,135
0.291%, 04/27/2011 ¤	150,000	149,931
0.165%, 05/02/2011 ¤	100,000	99,972
0.161%, 05/09/2011 ¤	353,678	353,569
0.271%, 06/07/2011 ¤	125,000	124,908
5.250%, 07/18/2011	50,000	50,945
0.240%, 08/05/2011 Δ	80,759	80,741
0.400%, 09/22/2011	125,000	125,000
0.232%, 09/26/2011 Δ	100,000	99,965
0.262%, 10/26/2011 Δ	50,000	49,987
0.290%, 11/07/2011 Δ	150,000	149,969
0.310%, 11/21/2011 Δ	75,000	74,978
1.125%, 12/15/2011	50,000	50,300
0.150%, 01/25/2012 Δ	75,000	74,945
0.200%, 05/01/2012 Δ	74,535	74,482
0.224%, 08/10/2012 Δ	120,000	119,930
Federal National Mortgage Association
0.160%, 03/14/2011 ¤	75,000	74,996
0.155%, 03/16/2011 ¤	62,958	62,954
1.750%, 03/23/2011	50,000	50,045
0.155%, 03/23/2011 ¤	50,000	49,995
0.331%, 04/01/2011 ¤	50,000	49,986
2.750%, 04/11/2011	83,376	83,607
5.125%, 04/15/2011	118,533	119,230
0.150%, 04/27/2011 ¤	10,713	10,710
0.155%, 05/04/2011 ¤	40,337	40,326
0.160%, 05/25/2011 ¤	50,000	49,981
4.680%, 06/15/2011	29,435	29,814
0.174%, 08/11/2011 Δ	75,000	74,983
3.625%, 08/15/2011	35,000	35,531
1.160%, 09/08/2011	25,000	25,115
0.282%, 08/23/2012 Δ	100,000	100,045
General Electric Capital (FDIC Insured)
1.800%, 03/11/2011	68,955	68,989
3.000%, 12/09/2011	75,859	77,414
JPMorgan Chase & Co. (FDIC Insured)
3.125%, 12/01/2011	30,367	31,017
Morgan Stanley (FDIC Insured)
3.250%, 12/01/2011	25,000	25,543
Regions Bank (FDIC Insured)
3.250%, 12/09/2011	48,886	49,992
State Street Bank & Trust (FDIC Insured)
0.502%, 09/15/2011 Δ	21,835	21,868
Straight-A Funding
0.250%, 03/10/2011 ¤ ■	28,544	28,542
0.250%, 03/10/2011 ¤ ■	26,242	26,240
0.250%, 03/10/2011 ¤ ■	146,902	146,893
0.250%, 04/04/2011 ¤ ■	30,000	29,993
0.250%, 04/13/2011 ¤ ■	100,000	99,970
0.250%, 04/13/2011 ¤ ■	25,000	24,993
0.250%, 04/18/2011 ¤ ■	25,530	25,521
0.250%, 05/05/2011 ¤ ■	35,000	34,984
0.250%, 05/16/2011 ¤ ■	65,000	64,967
Wells Fargo & Co. (FDIC Insured)
1.152%, 12/09/2011 Δ	50,000	50,350

Total Government Agency Debt
(Cost $6,763,306)		6,763,306

Treasury Debt – 1.2%
U.S. Treasury Notes
1.000%, 10/31/2011	50,000	50,247
4.500%, 11/30/2011	100,000	103,120

Total Treasury Debt
(Cost $153,367)		153,367

Government Agency Repurchase Agreements – 39.8%
Bank of America Securities
0.180%, dated 02/28/2011, matures 03/01/2011 repurchase price $332,885 (Collateralized by various government agency obligations: Total market value $339,542)	332,883	332,883
Barclays Capital
0.180%, dated 02/28/2011, matures 03/01/2011 repurchase price $500,003 (Collateralized by various government agency obligations: Total market value $510,000)	500,000	500,000
BNP Paribas Securities
0.180%, dated 02/28/2011, matures 03/01/2011 repurchase price $2,250,011 (Collateralized by various government agency obligations: Total market value $2,295,000)	2,250,000	2,250,000

The accompanying notes are an integral part of the financial statements.

6   FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT

Government Obligations Fund (continued)
DESCRIPTION	PAR	VALUE >

Goldman Sachs & Co.
0.190%, dated 02/28/2011, matures 03/01/2011 repurchase price $600,003 (Collateralized by various government agency obligations: Total market value $612,001)	$600,000	$600,000
HSBC Securities USA
0.180%, dated 02/28/2011, matures 03/01/2011 repurchase price $800,004 (Collateralized by various government agency obligations: Total market value $816,004)	800,000	800,000
ING Financial Markets
0.180%, dated 02/28/2011, matures 03/01/2011 repurchase price $200,001 (Collateralized by various government agency obligations: Total market value $204,003)	200,000	200,000
RBC Capital Markets
0.180%, dated 02/28/2011, matures 03/01/2011 repurchase price $200,001 (Collateralized by various government agency obligations: Total market value $204,001)	200,000	200,000

Total Government Agency Repurchase Agreements
(Cost $4,882,883)		4,882,883

Treasury Repurchase Agreements – 4.3%
Credit Suisse Securities USA
0.180%, dated 02/28/2011, matures 03/01/2011 repurchase price $200,001 (Collateralized by U.S. Treasury Debt: Total market value $204,001)	200,000	200,000
UBS Securities
0.180%, dated 02/28/2011, matures 03/01/2011 repurchase price $325,002 (Collateralized by U.S. Treasury Debt: Total market value $331,500)	325,000	325,000

Total Treasury Repurchase Agreements
(Cost $525,000)		525,000

Total Investments ▲ – 100.4%
(Cost $12,324,556)		12,324,556

Other Assets and Liabilities, Net – (0.4)%		(54,415)

Total Net Assets – 100.0%		$12,270,141

Government Obligations Fund (concluded)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2011.

¤	Discounted security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of February 28, 2011, the value of these investments was $482,103 or 3.9% of total net assets. See note 2 in Notes to Financial Statements.

▲	On February 28, 2011, the cost of investments for federal income tax purposes was approximately $12,324,556. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT   7

Schedule of Investments  February 28, 2011 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund
DESCRIPTION	PAR	VALUE >

Certificates of Deposit – 29.8%
Banco Bilbao Vizcaya Argentaria/NY
0.430%, 03/10/2011	$50,000	$50,000
0.380%, 03/14/2011	25,000	25,000
Banco Santander/NY
0.420%, 03/03/2011	75,000	75,000
Bank of Montreal/Chicago
0.190%, 03/01/2011	200,000	200,000
0.190%, 03/04/2011	150,000	150,000
Bank of Nova Scotia/Houston
0.600%, 04/12/2011	50,000	50,000
0.270%, 05/12/2011	100,000	100,000
0.340%, 07/07/2011	50,000	50,000
0.290%, 08/18/2011 Δ	105,000	105,000
0.450%, 08/30/2011	50,000	50,000
0.330%, 09/29/2011 Δ	25,000	25,000
0.384%, 03/16/2012 Δ	75,000	75,000
Barclays Bank/NY
0.370%, 05/03/2011	75,000	75,000
0.312%, 07/19/2011 Δ	75,000	75,000
0.653%, 07/19/2011 Δ	75,000	75,000
BNP Paribas/NY
0.510%, 06/08/2011	7,000	7,001
0.653%, 07/12/2011 Δ	100,000	100,000
0.463%, 07/25/2011 Δ	100,000	100,000
0.503%, 08/04/2011 Δ	75,000	75,000
0.520%, 08/11/2011	50,000	50,000
0.530%, 08/12/2011	50,000	50,000
0.670%, 02/06/2012 Δ	75,000	75,000
Canadian Imperial Bank of Commerce/NY
0.250%, 04/27/2011 Δ	83,600	83,600
0.260%, 05/17/2011 Δ	50,000	50,000
0.290%, 08/29/2011 Δ	100,000	100,000
Credit Agricole Corporate & Investment Bank/NY
0.350%, 04/05/2011	65,000	65,000
0.360%, 05/10/2011	50,000	50,000
0.325%, 05/25/2011	75,000	75,000
0.473%, 07/18/2011 Δ	70,000	70,000
0.530%, 08/10/2011	50,000	50,000
Credit Suisse/NY
0.260%, 04/15/2011 Δ	150,000	150,000
0.304%, 08/10/2011 Δ	35,000	35,000
Deutsche Bank/NY
0.300%, 04/04/2011	75,000	75,000
0.340%, 07/06/2011 Δ	115,000	115,000
DnB NOR Bank/NY
0.320%, 05/17/2011	75,000	75,000
0.350%, 08/18/2011	50,000	50,000
Lloyds TSB Bank/NY
1.263%, 03/07/2011 Δ	100,000	100,000
0.404%, 05/02/2011 Δ	100,000	100,000
0.440%, 07/14/2011	75,000	75,000
0.440%, 07/26/2011	50,000	50,000
National Australia Bank/NY
0.296%, 04/15/2011 Δ	80,250	80,250
0.323%, 10/19/2011 Δ	75,000	74,990
0.354%, 01/12/2012 Δ	40,000	40,000
Natixis/NY
0.416%, 08/15/2011 Δ	165,000	165,000
Nordea Bank Finland/NY
0.370%, 07/13/2011	50,000	50,000
0.360%, 07/26/2011	50,000	50,000
0.420%, 07/28/2011	75,000	75,015
0.370%, 07/29/2011	75,000	75,000
0.410%, 08/26/2011	50,000	50,017
Rabobank Nederland/NY
0.322%, 04/26/2011 Δ	9,000	9,000
0.380%, 06/08/2011	100,000	100,000
0.370%, 07/07/2011	39,000	39,006
0.370%, 08/01/2011	42,000	42,000
0.470%, 09/01/2011	50,000	50,000
0.342%, 10/21/2011 Δ	50,000	50,000
Royal Bank of Canada/NY
0.300%, 06/07/2011 Δ	50,000	50,000
0.330%, 08/05/2011 Δ	50,000	50,000
Royal Bank of Scotland/CT
0.410%, 07/14/2011 Δ	100,000	100,000
0.450%, 08/03/2011	50,000	50,000
0.453%, 10/25/2011 Δ	128,500	128,500
Societe Generale/NY
0.390%, 05/16/2011	40,000	40,000
0.432%, 07/21/2011 Δ	70,000	70,000
0.515%, 08/15/2011	50,000	50,001
0.360%, 02/03/2012 Δ	125,000	125,000
Svenska Handelsbanken/NY
0.300%, 04/04/2011	60,000	60,000
0.360%, 06/13/2011	50,000	50,000
Toronto Dominion Bank/NY
0.264%, 03/10/2011	82,119	82,119
0.210%, 03/11/2011	150,000	150,000
0.332%, 10/28/2011 Δ	100,000	100,000
0.344%, 01/12/2012 Δ	60,000	60,000
UBS/Stamford
0.360%, 05/26/2011	50,000	50,000
0.400%, 07/05/2011	75,000	75,000
0.380%, 08/29/2011	50,000	50,000
Westpac Banking/NY
0.410%, 06/21/2011	9,000	8,997
0.340%, 07/05/2011	50,000	50,000
0.350%, 08/29/2011	50,000	50,000
0.270%, 08/31/2011 Δ	100,000	100,000

Total Certificates of Deposit
(Cost 5,505,496)		5,505,496

Financial Company Commercial Paper – 15.4%
Australia & New Zealand Banking Group
0.300%, 05/03/2011 ■ ¤	75,000	74,961
0.351%, 06/07/2011 ■ ¤	50,000	49,952
0.325%, 02/02/2012 Δ ■	50,000	50,000
Banco Bilbao Vizcaya Argentaria/London
0.400%, 03/03/2011 ■ ¤	60,000	59,999
0.550%, 03/18/2011 ■ ¤	80,000	79,979
0.540%, 03/30/2011 ■ ¤	100,000	99,957
BNP Paribas Finance
0.481%, 07/01/2011 ¤	50,000	49,919
Commonwealth Bank of Australia
0.404%, 05/13/2011 Δ ■	60,000	60,000
0.340%, 07/29/2011 Δ ■	50,000	50,000
Credit Suisse
0.230%, 04/25/2011 ¤	20,000	19,993
0.331%, 07/05/2011 ¤	75,000	74,913
0.351%, 07/25/2011 ¤	50,000	49,929
Danske
0.300%, 03/01/2011 ■ ¤	60,000	60,000
0.297%, 03/25/2011 ■ ¤	100,000	99,980
0.300%, 04/01/2011 ■ ¤	90,000	89,977
0.300%, 04/04/2011 ■ ¤	30,000	29,992
Deutsche Bank Financial
0.320%, 04/04/2011 ¤	22,650	22,643

The accompanying notes are an integral part of the financial statements.

8   FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT

Prime Obligations Fund (continued)
DESCRIPTION	PAR	VALUE >

DnB NOR Bank
0.321%, 04/26/2011 ■ ¤	$20,000	$19,990
0.361%, 06/15/2011 ■ ¤	50,000	49,947
0.313%, 08/22/2011 Δ ■	60,000	60,000
Eksportfinans
0.180%, 03/01/2011 ¤	100,000	100,000
General Electric Capital
0.411%, 04/25/2011 ¤	25,000	24,984
0.401%, 05/23/2011 ¤	40,000	39,963
0.361%, 06/02/2011 ¤	50,000	49,954
0.381%, 06/13/2011 ¤	70,000	69,923
0.401%, 07/19/2011 ¤	25,000	24,961
0.351%, 09/08/2011 ¤	50,000	49,907
0.351%, 09/28/2011 ¤	50,000	49,897
ING (US) Funding
0.210%, 03/08/2011 ¤	90,000	89,996
0.230%, 03/18/2011 ¤	150,000	149,984
0.320%, 06/15/2011 ¤	75,000	74,929
0.320%, 06/29/2011 ¤	25,000	24,973
National Australia Funding
0.341%, 06/06/2011 ■ ¤	75,000	74,931
Novartis Securities Investment
0.250%, 06/13/2011 ■ ¤	75,000	74,946
Reckitt Benckiser Treasury Services
0.451%, 07/22/2011 ■ ¤	70,000	69,875
0.451%, 07/29/2011 ■ ¤	34,000	33,936
0.431%, 08/03/2011 ■ ¤	17,500	17,468
0.431%, 08/04/2011 ■ ¤	42,500	42,421
Santander
0.570%, 03/09/2011 ¤	10,000	9,999
0.620%, 03/31/2011 ¤	59,000	58,970
0.621%, 03/31/2011 ¤	110,000	109,943
0.621%, 03/31/2011 ¤	51,000	50,974
Societe Generale
0.531%, 08/15/2011 ¤	50,000	49,877
Toyota Motor Credit
0.381%, 04/18/2011 ¤	150,000	149,924
0.371%, 04/20/2011 ¤	30,000	29,985
0.321%, 07/28/2011 ¤	50,000	49,934
0.331%, 08/08/2011 ¤	25,000	24,963
0.337%, 08/15/2011 ¤	80,000	79,875
UBS Finance
0.336%, 04/01/2011 ¤	25,000	24,993

Total Financial Company Commercial Paper
(Cost 2,854,616)		2,854,616

Asset Backed Commercial Paper ■ ¤ – 15.0%
Atlantic Asset Securitization
0.240%, 03/02/2011	40,000	40,000
0.240%, 03/08/2011	30,000	29,999
0.240%, 03/11/2011	40,000	39,997
0.230%, 03/17/2011	40,000	39,996
0.250%, 04/01/2011	31,500	31,493
0.280%, 04/04/2011	40,000	39,989
Barton Capital
0.240%, 03/07/2011	32,509	32,508
0.260%, 04/04/2011	14,807	14,803
0.250%, 04/05/2011	92,088	92,066
0.250%, 04/11/2011	23,295	23,288
0.250%, 04/12/2011	28,574	28,566
Bryant Park Funding
0.230%, 03/10/2011	120,000	119,993
0.230%, 03/15/2011	13,000	12,999
0.220%, 03/25/2011	40,000	39,994
Chariot Funding
0.230%, 03/03/2011	50,000	49,999
0.235%, 03/07/2011	79,000	78,997
0.230%, 03/11/2011	14,000	13,999
0.230%, 03/15/2011	40,000	39,996
0.250%, 03/21/2011	24,100	24,097
0.220%, 03/22/2011	25,000	24,997
Fairway Finance
0.230%, 03/01/2011	15,013	15,013
0.270%, 03/08/2011	26,475	26,474
0.250%, 03/09/2011	50,000	49,997
0.230%, 03/18/2011	30,006	30,003
0.230%, 03/23/2011	52,530	52,523
Falcon Asset Securitization
0.230%, 03/10/2011	49,000	48,997
0.270%, 03/11/2011	75,000	74,994
0.220%, 03/22/2011	50,000	49,994
Grampian Funding
0.320%, 05/18/2011	90,000	89,957
Liberty Street Funding
0.240%, 03/01/2011	50,000	50,000
0.230%, 03/14/2011	25,000	24,998
0.230%, 03/16/2011	35,000	34,997
0.230%, 03/25/2011	80,000	79,988
0.280%, 03/28/2011	25,000	24,995
0.250%, 04/25/2011	50,000	49,981
Old Line Funding
0.250%, 03/02/2011	75,000	74,999
0.230%, 03/21/2011	90,000	89,989
0.270%, 04/04/2011	40,033	40,023
Sheffield Receivables
0.240%, 03/03/2011	37,573	37,572
0.260%, 03/04/2011	30,000	29,999
0.240%, 03/09/2011	50,000	49,997
0.230%, 03/17/2011	25,000	24,997
0.240%, 04/06/2011	30,000	29,993
0.240%, 04/12/2011	35,000	34,990
0.240%, 04/25/2011	50,000	49,982
Starbird Funding
0.250%, 03/01/2011	75,000	75,000
0.240%, 03/07/2011	35,000	34,999
0.310%, 03/15/2011	24,054	24,051
0.240%, 03/17/2011	12,500	12,499
0.240%, 03/30/2011	50,000	49,990
Thames Asset Global Securitization
0.240%, 03/04/2011	80,000	79,998
0.240%, 03/18/2011	9,611	9,610
0.240%, 03/21/2011	25,000	24,997
0.290%, 04/07/2011	50,000	49,985
Thunder Bay Funding
0.244%, 03/01/2011	217,135	217,134
0.220%, 03/03/2011	20,009	20,009
0.280%, 03/17/2011	35,694	35,690
Variable Funding Capital
0.230%, 03/08/2011	40,000	39,998
0.230%, 03/29/2011	30,000	29,995
Windmill Funding
0.240%, 03/07/2011	30,000	29,999
0.260%, 03/14/2011	60,000	59,994

Total Asset Backed Commercial Paper
(Cost 2,777,176)		2,777,176

Other Notes – 10.2%
Australia & New Zealand Banking Group
0.284%, 07/29/2011 Δ ■	100,000	99,996
0.523%, 01/23/2012 Δ ■	34,000	34,056

FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT   9

Schedule of Investments  February 28, 2011 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund (continued)
DESCRIPTION	PAR	VALUE >

Bank of America Securities – Master Note
0.330%, 03/01/2011 Δ	$350,000	$350,000
Branch Bank & Trust/Cayman – Time Deposit
0.120%, 03/01/2011	164,154	164,154
Commonwealth Bank of Australia
0.374%, 03/26/2012 Δ ■	58,500	58,500
Credit Suisse
5.250%, 03/02/2011	15,375	15,377
Met Life Global Funding
0.552%, 03/15/2011 Δ ■	22,945	22,974
National Australia Bank
0.322%, 08/19/2011 Δ ■	50,000	50,000
Natixis/Cayman – Time Deposit
0.200%, 03/01/2011	200,000	200,000
Nordea Bank
0.414%, 06/20/2011 Δ ■	50,000	50,000
0.414%, 03/16/2012 Δ ■	150,000	150,000
Rabobank Nederland
0.510%, 08/05/2011 Δ ■	65,000	65,057
Royal Bank of Canada
0.303%, 03/30/2012 Δ ■	100,000	100,000
Svenska Handelsbanken
0.403%, 06/15/2011 Δ ■	85,000	85,000
0.412%, 03/09/2012 Δ ■	123,000	123,000
Wal-Mart Stores
5.482%, 06/01/2011	85,000	86,111
Westpac Banking
0.313%, 07/01/2011 ■ Δ	75,000	75,000
0.344%, 10/14/2011 ■ Δ	110,000	110,000
0.374%, 03/27/2012 Δ	50,000	50,000

Total Other Notes
(Cost 1,889,225)		1,889,225

Government Agency Debt – 8.2%
Federal Home Loan Bank
0.163%, 06/07/2011 Δ	150,000	149,984
0.330%, 06/10/2011 Δ	50,000	50,000
0.310%, 06/13/2011 Δ	100,000	100,000
0.330%, 06/15/2011 Δ	75,000	75,000
0.167%, 07/25/2011 Δ	100,000	99,986
0.167%, 07/28/2011 Δ	95,000	94,986
0.174%, 08/12/2011 Δ	50,000	49,991
0.182%, 08/26/2011 Δ	25,000	24,985
0.216%, 09/15/2011 Δ	75,000	74,967
0.340%, 11/15/2011	50,000	50,000
0.450%, 12/23/2011	50,000	50,000
0.500%, 12/28/2011	50,000	50,000
0.300%, 02/28/2012 Δ	100,000	100,000
0.450%, 03/06/2012	25,000	25,000
Federal Home Loan Mortgage Corporation
0.400%, 09/22/2011	100,000	100,000
0.262%, 10/26/2011 Δ	50,000	49,987
0.290%, 11/07/2011 Δ	150,000	149,969
0.224%, 08/10/2012 Δ	55,000	54,968
Federal National Mortgage Association
0.174%, 08/11/2011 Δ	75,000	74,983
Straight-A Funding
0.170%, 03/02/2011 ■	10,000	10,000
0.170%, 03/03/2011 ■	63,500	63,499
0.250%, 04/04/2011 ■ ¤	20,000	19,995

Total Government Agency Debt
(Cost 1,518,300)		1,518,300

Treasury Debt – 5.3%
United States Treasury Note
1.000%, 08/31/2011	325,000	326,139
4.625%, 08/31/2011	50,000	51,087
1.000%, 10/31/2011	250,000	251,249
4.625%, 10/31/2011	50,000	51,436
0.750%, 11/30/2011	150,000	150,510
4.500%, 11/30/2011	150,000	154,684

Total Treasury Debt
(Cost 985,105)		985,105

Investment Companies Ω – 2.3%
DWS Money Market Series, Institutional Shares, 0.145%	243,272,000	243,272
Goldman Sachs Financial Square Money Market Fund, 0.162%	147,916,000	147,916
HSBC Prime Money Market Fund, 0.118%	27,989,000	27,989

Total Investment Companies
(Cost 419,177)		419,177

Variable Rate Demand Notes Δ – 2.2%
Chester County Health and Education Revenue, Kendal Crosslands Communities (LOC: Wachovia Bank)
0.240%, 03/07/2011	$20,935	20,935
Collier County Health Facilities Authority, The Morrings (LOC: JPMorgan Chase Bank)
0.240%, 03/07/2011	34,820	34,820
Converse County Pollution Control, Pacificorp (LOC: Wells Fargo Bank)
0.260%, 03/07/2011	16,585	16,585
Cuyahoga County, Carnegie/89th Garage Project (LOC: JPMorgan Chase Bank)
0.250%, 03/07/2011	18,250	18,250
Fulton County Development Authority, Catholic Education of North Georgia (LOC: Wells Fargo Bank)
0.250%, 03/07/2011	14,200	14,200
Green County Industrial Development Authority Educational Facilities Revenue, Blue Ridge School (LOC: Branch Bank & Trust)
0.270%, 03/07/2011	4,050	4,050
Hawaii State Department Budget & Finance, Series A (LOC: Wells Fargo Bank) (AMT)
0.420%, 03/07/2011	6,500	6,500
Houston Airport System Revenue, City of Houston (LOC: Barclays Bank)
0.220%, 03/07/2011	14,000	14,000
Illinois Finance Authority Pollution Control Revenue, Commonwealth Edison (LOC: JPMorgan Chase Bank)
0.260%, 03/07/2011	10,100	10,100
Illinois Finance Authority, Elmhurst Memorial Healthcare (LOC: Northern Trust)
0.240%, 03/07/2011	28,800	28,800
Illinois Finance Authority, Loyola University Health Systems, Series A (LOC: JPMorgan Chase Bank)
0.260%, 03/07/2011	8,000	8,000
Iowa Financial Authority, Mississippi Valley Regional Blood Center (LOC: Wells Fargo Bank)
0.250%, 03/07/2011	3,060	3,060
Kent Hospital Finance Authority Michigan Revenue (LOC: Bank of America)
0.250%, 03/07/2011	2,425	2,425

The accompanying notes are an integral part of the financial statements.

10   FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT

Prime Obligations Fund (continued)
DESCRIPTION	PAR	VALUE >

Lake County Industrial Development Authority, Senninger Irrigation (LOC: JPMorgan Chase Bank) (AMT)
0.330%, 03/07/2011	$1,300	$1,300
Lowell Industrial Development Revenue, Arkansas Democrat-Gazette (LOC: JPMorgan Chase Bank)
0.330%, 03/07/2011	2,830	2,830
Maryland Health & Higher Education, University of Maryland Medical Systems, Series A (LOC:
Wachovia Bank) (AMT)
0.250%, 03/07/2011	5,100	5,100
Michigan State Hospital Finance Authority Revenue, McLaren Healthcare, Series B (LOC: JPMorgan Chase Bank)
0.250%, 03/07/2011	7,000	7,000
Middletown Educational Building Revenue, Christian Academy Louisville (LOC: JPMorgan Chase Bank)
0.280%, 03/07/2011	4,010	4,010
Minneapolis & St. Paul Housing, Alliance Health Systems, Series C1 (LOC: Wells Fargo)
0.250%, 03/07/2011	7,325	7,325
Mississippi Business Finance (LOC: Wells Fargo Bank)
0.250%, 03/07/2011	10,050	10,050
New York State Housing Finance Agency Revenue, Blue Castle Site A Realty (LOC: JPMorgan Chase Bank) (AMT)
0.310%, 03/07/2011	6,000	6,000
North Carolina Medical Care Commission, Angel Medical Center Project (LOC: Wells Fargo Bank)
0.250%, 03/07/2011	5,895	5,895
Oakland County Economic Development, Cranbrook Educational Community (LOC: JPMorgan Chase Bank)
0.280%, 03/07/2011	19,200	19,200
Orange County Health Facilities Authority (LOC: Wells Fargo Bank)
0.230%, 03/07/2011	10,620	10,620
Philadelphia Pennsylvania School District, Series G (General Obligation) (LOC: Wells Fargo Bank) (INS: STAID)
0.230%, 03/07/2011	21,000	21,000
South Carolina Economic Revenue Authority, Sisters of Charity Providence (LOC: Wells Fargo Bank)
0.250%, 03/07/2011	39,475	39,475
Southern California Public Power Authority, Series A (LOC: JPMorgan Chase Bank)
0.240%, 03/07/2011	12,850	12,850
Suffolk County Industrial Development Agency, Guide Dog Foundation for the Blind (LOC: JPMorgan Chase Bank)
0.260%, 03/07/2011	4,940	4,940
Suffolk County Industrial Development Agency, Touro College (LOC: JPMorgan Chase Bank)
0.270%, 03/07/2011	5,000	5,000
Sweetwater County Pollution, PacifiCorp (LOC: Wells Fargo Bank)
0.260%, 03/07/2011	5,035	5,035
Vermont State Student Assistance (LOC: Lloyds Bank) (AMT)
Series C1
0.270%, 03/07/2011	10,000	10,000
Series C2
0.270%, 03/07/2011	9,700	9,700
Virginia Small Business Financing, Friendship Foundation (LOC: Wells Fargo Bank)
0.250%, 03/07/2011	12,200	12,200
Wisconsin State Health & Educational Facilities, Aurora Health Care (LOC: JPMorgan Chase Bank)
0.260%, 03/07/2011	19,000	19,000
Wisconsin State Health & Educational Facilities, Aurora Sinai Medical Center, Series A (LOC:
JPMorgan Chase Bank)
0.280%, 03/07/2011	6,971	6,971

Total Variable Rate Demand Notes
(Cost 407,226)		407,226

Other Commercial Paper ■ ¤ – 0.9%
Coca-Cola
0.230%, 04/05/2011	25,550	25,544
Total Capital
0.401%, 09/08/2011	96,650	96,445
0.401%, 10/04/2011	48,000	47,884

Total Other Commercial Paper
(Cost 169,873)		169,873

Treasury Repurchase Agreements – 7.8%
Bank of America Securities
0.170%, dated 02/28/2011, matures 03/01/2011, repurchase price $209,307 (collateralized by U.S. Treasury debt: Total market value $213,492)	209,306	209,306
Barclays Capital
0.180%, dated 02/28/2011, matures 03/01/2011, repurchase price $500,003 (collateralized by U.S. Treasury debt: Total market value $510,000)	500,000	500,000
Deutsche Bank Securities
0.170%, dated 02/28/2011, matures 03/01/2011, repurchase price $735,003 (collateralized by U.S. Treasury debt: Total market value $749,700)	735,000	735,000

Total Treasury Repurchase Agreements
(Cost 1,444,306)		1,444,306

Government Agency Repurchase Agreement – 3.1%
Bank of America Securities
0.180%, dated 2/28/2011, matures 03/01/2011, repurchase price $567,120 (collateralized by various government agency obligations: Total market value $578,459)
(Cost 567,117)	567,117	567,117

Total Investments ▲ – 100.2%
(Cost $18,537,617)		18,537,617

Other Assets and Liabilities, Net – (0.2)%		(45,875)

Total Net Assets – 100.0%		$18,491,742

FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT   11

Schedule of Investments  February 28, 2011 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund (concluded)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown in the rate in effect as of February 28, 2011.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of February 28, 2011, the value of these investments was $5,312,437 or 28.7% of total net assets.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Ω	The rate shown is the annualized seven-day effective yield as of February 28, 2011.

▲	On February 28, 2011, the cost of investments for federal income tax purposes was approximately $18,537,617. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT –	Alternative Minimum Tax. As of February 28, 2011, the total value of securities subject to AMT was $38,600 or 0.2% of total net assets.

INS –	Insured

LOC –	Letter of Credit

STAID –	State Aid Withholding

Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE >

Municipal Debt – 100.5%
Arizona – 2.3%
Arizona Health Facilities Authority, The Terraces (LOC: Sovereign Bank) (LOC: Banco Santander)
0.390%, 03/07/2011 Δ	$10,680	$10,680
Phoenix Industrial Development Authority (LOC: Wells Fargo Bank)
0.350%, 03/07/2011 Δ	715	715
Pima County Industrial Development Authority, Harvest Preparatory Project (LOC: JPMorgan Chase Bank)
0.240%, 03/07/2011 Δ	8,310	8,310

		19,705

Arkansas – 0.7%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA)
0.260%, 03/07/2011 Δ	6,390	6,390

California – 0.9%
California Health Facilities Financing Authority, Adventist Health, Series B (LOC: Wells Fargo Bank)
0.150%, 03/01/2011 Δ	1,300	1,300
California Infrastructure & Economic Development, Los Angeles Museum, Series B (LOC: Wells Fargo Bank)
0.170%, 03/01/2011 Δ	3,000	3,000
California Infrastructure & Economic Development, Pacific Gas, Series D (LOC: Wells Fargo Bank)
0.150%, 03/01/2011 Δ	3,295	3,295

		7,595

Colorado – 1.2%
Aurora Children’s Hospital, Series C (LOC: Wells Fargo Bank)
0.250%, 03/07/2011 Δ	1,165	1,165
Colorado Educational & Cultural Facilities, Mesivta L.A. (LOC: Bank of America)
0.240%, 03/07/2011 Δ	4,630	4,630
Colorado Springs Fine Arts Center Project (LOC: Wells Fargo Bank)
0.250%, 03/07/2011 Δ	5,120	5,120

		10,915

Connecticut – 2.3%
Hartford County Metropolitan District (General Obligation)
2.000%, 10/05/2011	20,000	20,198

District of Columbia – 1.5%
District of Columbia, Georgetown University, Series C (LOC: TD Bank)
0.210%, 03/07/2011 Δ	9,650	9,650
District of Columbia, Progressive Life Center, Series A (LOC: Branch Banking & Trust)
0.270%, 03/07/2011 Δ	3,525	3,525

		13,175

Florida – 4.2%
North Broward Hospital District, Series A (LOC: TD Bank)
0.210%, 03/07/2011 Δ	10,200	10,200

The accompanying notes are an integral part of the financial statements.

12   FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE >

Orange County Health Facilities Authority, Orlando Regional, Series E (LOC: Branch Banking & Trust)
0.260%, 03/07/2011 Δ	$4,500	$4,500
Orange County School Board, Series C (Certificate of Participation) (LOC: Bank of America)
0.260%, 03/07/2011 Δ	10,000	10,000
Palm Beach County, Pine Crest Preparatory (LOC: Bank of America)
0.300%, 03/07/2011 Δ	7,625	7,625
Palm Beach County, Jewish Community Campus (LOC: Northern Trust)
0.300%, 03/07/2011 Δ	2,140	2,140
Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series A (LOC: Northern Trust)
0.190%, 03/01/2011 Δ	2,700	2,700

		37,165

Idaho – 0.9%
Idaho State
2.000%, 06/30/2011	8,000	8,042

Illinois – 12.4%
Chicago, Neighborhoods Alive, Series 21B3 (General Obligation) (LOC: Bank of America)
0.210%, 03/01/2011 Δ	1,280	1,280
Chicago, Neighborhoods Alive, Series 21B4 (General Obligation) (LOC: Bank of New York)
0.180%, 03/01/2011 Δ	1,185	1,185
Chicago, Neighborhoods Alive, Series 21B5 (General Obligation) (LOC: Northern Trust)
0.180%, 03/01/2011 Δ	3,275	3,275
Chicago, Wastewater Transmission, Subseries C-3 (LOC: Northern Trust)
0.190%, 03/01/2011 Δ	2,500	2,500
Cook County, Catholic Theological University Project (LOC: Harris Bank)
0.290%, 03/07/2011 Δ	14,500	14,500
Elmhurst Joint Commission Accreditation (LOC: JPMorgan Chase Bank)
0.250%, 03/07/2011 Δ	7,115	7,115
Illinois Finance Development Authority, American College of Surgeons (LOC: Northern Trust)
0.260%, 03/07/2011 Δ	3,500	3,500
Illinois Finance Development Authority, Lyric Opera Chicago Project (LOC: Northern Trust) (LOC: Harris Bank) (LOC: Bank One)
0.260%, 03/07/2011 Δ	11,900	11,900
Illinois Development Finance Authority, Lake Forest Academy (LOC: Northern Trust)
0.270%, 03/07/2011 Δ	6,255	6,255
Illinois Development Finance Authority, St. Paul’s House Project (LOC: LaSalle Bank)
0.290%, 03/07/2011 Δ	4,315	4,315
Illinois Finance Authority, Northwestern University, Series B
0.320%, 03/01/2011 Δ	32,750	32,750
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: Sovereign Bank) (LOC: Banco Santander)
0.390%, 03/07/2011 Δ	6,465	6,465
Illinois Finance Authority, Resurrection Health, Series B (LOC: JPMorgan Chase Bank)
0.270%, 03/01/2011 Δ	2,900	2,900
Illinois Finance Authority, Richard Driehaus Museum (LOC: Northern Trust)
0.270%, 03/07/2011 Δ	2,000	2,000
Illinois Finance Authority, Southern Illinois Healthcare (Bank of Nova Scotia)
0.250%, 03/07/2011 Δ	4,550	4,550
Illinois Health Facilities Authority, Riverside Health Systems (LOC: Bank of America)
0.260%, 03/07/2011 Δ	4,000	4,000

		108,490

Indiana – 6.0%
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series F (LOC: Bank of New York)
0.250%, 03/07/2011 Δ	4,640	4,640
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series H (LOC: JPMorgan Chase Bank)
0.250%, 03/07/2011 Δ	4,395	4,395
Indiana Finance Authority Hospital Revenue, Community Foundation (LOC: Harris Bank)
0.220%, 03/07/2011 Δ	6,500	6,500
Indiana Finance Authority Hospital Revenue, Floyd Memorial Hospital (LOC: Branch Banking & Trust)
0.230%, 03/01/2011 Δ	7,510	7,510
Indiana Health & Educational Facilities Financing Authority, Clarian Health, Series C (LOC: Branch Banking & Trust)
0.210%, 03/07/2011 Δ	6,850	6,850
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series A (LOC: Harris Bank)
0.220%, 03/07/2011 Δ	7,575	7,575
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series B (LOC: Harris Bank)
0.220%, 03/07/2011 Δ	10,385	10,385
Indiana Health Facilities Financing Authority, Bethesda Living Center, Series B (LOC: LaSalle Bank)
0.240%, 03/07/2011 Δ	4,410	4,410

		52,265

Iowa – 3.4%
Iowa Financial Authority, Central College Project (LOC: Wells Fargo Bank)
0.230%, 03/01/2011 Δ	8,280	8,280
Iowa Financial Authority, Regional Blood Center (LOC: Wells Fargo Bank)
0.250%, 03/07/2011 Δ	705	705
Iowa Financial Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.240%, 03/07/2011 Δ	8,295	8,295
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.240%, 03/07/2011 Δ	4,000	4,000
Iowa Higher Education Loan Authority, Private College Project (LOC: Harris Bank)
0.220%, 03/07/2011 Δ	5,500	5,500
Iowa Higher Education Loan Authority, Private College Project (LOC: JPMorgan Chase Bank)
0.240%, 03/01/2011 Δ	3,200	3,200

		29,980

FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT   13

Schedule of Investments  February 28, 2011 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE >

Kansas – 1.0%
Olathe Health Facilities Medical Center (LOC: Bank of America)
0.240%, 03/01/2011 Δ	$1,100	$1,100
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank)
0.240%, 03/07/2011 Δ	7,260	7,260

		8,360

Kentucky – 1.1%
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare, Series B-3 (LOC: Branch Banking & Trust)
0.240%, 03/07/2011 Δ	9,840	9,840

Louisiana – 0.3%
Louisiana Public Facilities Authority, Christus Health, Series B2 (LOC: Bank of New York)
0.210%, 03/07/2011 Δ	2,500	2,500

Maine – 0.6%
City of Falmouth (General Obligation)
1.000%, 06/01/2011	5,000	5,008

Maryland – 1.3%
Carroll County Revenue, Fairhaven & Copper, Series B (LOC: LaSalle Bank)
0.240%, 03/07/2011 Δ	1,700	1,700
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: JPMorgan Chase Bank)
0.240%, 03/07/2011 Δ	9,600	9,600

		11,300

Massachusetts – 4.5%
Massachusetts State Development Finance Agency, Boston University, Series U-1 (LOC: Bank of Nova Scotia)
0.200%, 03/07/2011 Δ	3,130	3,130
Massachusetts State Development Finance Agency, Boston University, Series U-2 (LOC: BNP Paribas)
0.220%, 03/07/2011 Δ	9,000	9,000
Massachusetts State Development Finance Agency, Boston University, Series U-3 (LOC: BNP Paribas)
0.220%, 03/07/2011 Δ	9,555	9,555
Massachusetts State Health & Educational Facilities Authority, Henry Heywood, Series C-2 (LOC: TD Banknorth)
0.220%, 03/01/2011 Δ	6,755	6,755
Massachusetts State Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series J-1
0.200%, 03/07/2011 Δ	10,650	10,650

		39,090

Michigan – 3.3%
Eastern Michigan University, Series A (LOC: JPMorgan Chase Bank)
0.240%, 03/01/2011 Δ	2,975	2,975
Eastern Michigan University, Series B (LOC: JPMorgan Chase Bank)
0.240%, 03/01/2011 Δ	2,000	2,000
University Of Michigan (Commercial Paper)
0.250%, 04/07/2011	6,000	6,000
0.250%, 04/07/2011	18,000	18,000

		28,975

Minnesota – 6.4%
Eden Prairie, Multifamily Housing Authority (INS: FHLMC)
0.260%, 03/07/2011 Δ	14,505	14,505
Richfield Independent School District, Series B (General Obligation) (INS: MSDCEP)
1.000%, 09/30/2011	10,060	10,097
Robbinsdale, North Memorial, Series A2 (LOC: Wells Fargo Bank)
0.230%, 03/01/2011 Δ	1,750	1,750
St. Francis Independent School District #15, Series A (General Obligation) (INS: MSDCEP)
1.000%, 09/15/2011	5,000	5,016
University Of Minnesota, Series B (Commercial Paper)
0.270%, 04/04/2011	7,000	7,000
University of Minnesota, Series A
0.260%, 03/07/2011 Δ	17,400	17,400

		55,768

Mississippi – 2.9%
Mississippi Business Finance, Chevron USA
0.200%, 03/07/2011 Δ	25,000	25,000

Missouri – 1.4%
Missouri State Health & Educational Facilities (LOC: JPMorgan Chase Bank)
0.270%, 03/07/2011 Δ	10,230	10,230
Missouri State Health & Educational Facilities, Drury College (LOC: Bank of America)
0.240%, 03/01/2011 Δ	2,220	2,220

		12,450

Montana – 0.8%
Forsyth Pollution Control, PacifiCorp Project (LOC: BNP Paribas)
0.260%, 03/01/2011 Δ	6,760	6,760

Nevada – 1.3%
Reno (LOC: Bank of New York)
0.190%, 03/01/2011 Δ	11,445	11,445

New Hampshire – 0.3%
New Hampshire Health & Educational Facilities Authority, Riverwoods at Exeter (LOC: Bank of America)
0.240%, 03/07/2011 Δ	3,000	3,000

New Jersey – 1.5%
Mercer County Improvement Authority, Atlantic Foundation Project (LOC: Bank of America)
0.280%, 03/01/2011 Δ	4,250	4,250
New Jersey Economic Development Authority, Cedar Crest Village, Series A (LOC: Sovereign Bank) (LOC: Banco Santander)
0.360%, 03/07/2011 Δ	9,255	9,255

		13,505

New York – 5.9%
Metropolitan Transportation Authority, Series B-1 (LOC: Scotiabank)
0.240%, 03/07/2011 Δ	10,000	10,000
Metropolitan Transportation Authority, Series B-2 (LOC: BNP Paribas)
0.240%, 03/07/2011 Δ	11,665	11,665

The accompanying notes are an integral part of the financial statements.

14   FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE >

Metropolitan Transportation Authority, Series B-3 (LOC: Lloyds TSB)
0.240%, 03/07/2011 Δ	$8,695	$8,695
New York State Power Authority (General Obligation)
0.290%, 09/01/2011	5,200	5,200
Westchester County Industrial Development Agency, Continuing Care Retirement (LOC: Sovereign Bank) (LOC: Banco Santander)
0.380%, 03/07/2011 Δ	16,350	16,350

		51,910

North Carolina – 2.0%
North Carolina Capital Facilities Finance Agency, Fayetteville University (LOC: Wells Fargo Bank)
0.250%, 03/07/2011 Δ	9,995	9,995
North Carolina Medical Care Community Health Care Facilities, Person Memorial Hospital (LOC: Branch Banking & Trust)
0.270%, 03/07/2011 Δ	4,360	4,360
Wake County, Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises (LOC: Branch Banking & Trust)
0.270%, 03/07/2011 Δ	3,400	3,400

		17,755

Ohio – 4.0%
Franklin County Hospital (SPA: Barclays Bank)
0.250%, 03/07/2011 Δ	20,000	20,000
Ohio State Air Quality Development Authority, Ohio Valley Electric Corporation Project, Series B (LOC: Bank of Nova Scotia)
0.230%, 03/07/2011 Δ	8,700	8,700
Rickenbacker Port Authority Capital Funding
0.340%, 03/07/2011 Δ ■	6,560	6,560

		35,260

Oklahoma – 0.8%
Hulbert Economic Development Authority (LOC: Bank of America)
0.290%, 03/07/2011 Δ	4,000	4,000
Oklahoma State Development Finance Authority, Duncan Regional Hospital (LOC: Bank of America)
0.240%, 03/01/2011 Δ	3,000	3,000

		7,000

Pennsylvania – 3.6%
Butler County Industrial Development Authority, Concordia Lutheran, Series A (LOC: Bank of America)
0.240%, 03/07/2011 Δ	8,285	8,285
Delaware County Revenue Authority, Riddle Village Project (LOC: Sovereign Bank) (LOC: Banco Santander)
0.390%, 03/07/2011 Δ	8,580	8,580
Delaware County Revenue Authority, Riddle Village Project, Series A (LOC: Sovereign Bank) (LOC: Banco Santander)
0.390%, 03/07/2011 Δ	7,720	7,720
Lehigh County General Purpose, Phoebe Devitt Homes, Series B (LOC: Sovereign Bank) (LOC: Banco Santander)
0.390%, 03/07/2011 Δ	2,870	2,870
Pennsylvania State, Series 11056 (General Obligation)
0.260%, 03/07/2011 Δ ■	3,775	3,775

		31,230

Rhode Island – 0.5%
Rhode Island Health & Educational Building Revenue, Pennfield School (LOC: Sovereign Bank) (LOC: Bank of New York)
0.310%, 03/07/2011 Δ	4,475	4,475

South Carolina – 3.9%
Charleston County School District, Series C (General Obligation) (INS: SCSDE)
1.500%, 03/01/2011	8,925	8,925
South Carolina Jobs Economic Development Authority, Anmed Health Project, Series C (LOC: Branch Banking & Trust)
0.250%, 03/07/2011 Δ	4,000	4,000
South Carolina Jobs Economic Development Authority, Anmed Health Project, Series D (LOC: Branch Banking & Trust)
0.260%, 03/07/2011 Δ	3,000	3,000
South Carolina Jobs Economic Development Authority, Regional Medical Center, Orangeburg (LOC: Branch Banking & Trust)
0.270%, 03/07/2011 Δ	3,525	3,525
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series C (LOC: Sovereign Bank) (LOC:
Natixis)
0.320%, 03/07/2011 Δ	10,000	10,000
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series D (LOC: Sovereign Bank) (LOC:
Natixis)
0.320%, 03/07/2011 Δ	5,000	5,000

		34,450

Tennessee – 0.2%
Blount County Public Building Authority, Series E8A (LOC: Branch Banking & Trust)
0.270%, 03/07/2011 Δ	1,400	1,400

Texas – 8.5%
Fort Bend Independent School District, Series 2852 (General Obligation) (INS: PSF-Guaranteed)
0.260%, 03/07/2011 Δ ■	895	895
Harris County Health Facilities Development, Baylor College Medicine, Series B (LOC: Northern Trust)
0.240%, 03/07/2011 Δ	2,500	2,500
Houston Airport System (LOC: Barclays Bank)
0.220%, 03/07/2011 Δ	10,350	10,350
Hunt County Health Facilities Development, Greenville (LOC: Morgan Guaranty Trust)
0.290%, 03/07/2011 Δ	4,300	4,300
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
0.290%, 03/07/2011 Δ	15,555	15,555
Texas State
2.000%, 08/31/2011	30,000	30,248
University of Texas, Series A
0.180%, 03/07/2011 Δ	10,955	10,955

		74,803

FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT   15

Schedule of Investments  February 28, 2011 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE >

Virginia – 3.4%
Chesapeake Bay Bridge & Tunnel, Series A (LOC: Branch Banking & Trust)
0.270%, 03/07/2011 Δ	$3,750	$3,750
Loudoun County Industrial Development Authority, Howard Hughes Medical, Series A
0.220%, 03/07/2011 Δ	10,000	10,000
Loudoun County Industrial Development Authority, Howard Hughes Medical, Series E
0.220%, 03/07/2011 Δ	12,235	12,235
Loudoun County Industrial Development Authority, Howard Hughes Medical, Series F
0.220%, 03/07/2011 Δ	3,880	3,880

		29,865

Washington – 3.7%
King County (General Obligation)
2.000%, 06/15/2011	15,000	15,070
Washington State (General Obligation)
0.260%, 03/07/2011 Δ ■	2,755	2,755
Washington State Housing Finance Commission, Annie Wright School (LOC: Bank of America)
0.230%, 03/01/2011 Δ	4,065	4,065
Washington State Housing Finance Commission, Emerald Heights (LOC: Bank of America)
0.250%, 03/01/2011 Δ	8,070	8,070
Washington State Housing Financial Nonprofit Revenue, Skyline at First Hill Project, Series C (LOC: Bank of America)
0.240%, 03/07/2011 Δ	2,800	2,800

		32,760

West Virginia – 0.3%
West Virginia State Hospital Finance Authority, United Health, Series B (LOC: JPMorgan Chase Bank)
0.210%, 03/01/2011 Δ	2,800	2,800

Wisconsin – 1.2%
Wisconsin State Health & Educational Facilities, Goodwill Industries (LOC: Wells Fargo Bank)
0.250%, 03/07/2011 Δ	805	805
Wisconsin State Health & Educational Facilities, National Regency (LOC: JPMorgan Chase Bank)
0.240%, 03/01/2011 Δ	1,450	1,450
Wisconsin State Health & Educational Facilities, St. Norbert College (LOC: JPMorgan Chase Bank)
0.270%, 03/07/2011 Δ	5,735	5,735
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One)
0.240%, 03/07/2011 Δ	2,860	2,860

		10,850

Total Municipal Debt
(Cost $881,479)		881,479

Government Agency Debt – 0.0%
Federal Home Loan Bank
0.070%, 03/01/2011 ¤
(Cost $269)	269	269

Total Investments ▲ – 100.5%
(Cost $881,748)		881,748

Other Assets and Liabilities, Net – (0.5)%		(4,470)

Total Net Assets – 100.0%		$877,278

Tax Free Obligations Fund (concluded)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2010.

■	Securities purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of February 28, 2011, the value of these investments was $13,985 or 1.6% of total net assets.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

▲	On February 28, 2011, the cost of investments for federal income tax purposes was approximately $881,748. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FHLMC –	Federal Home Loan Mortgage Corporation

FNMA –	Federal National Mortgage Association

INS –	Insured

LOC –	Letter of Credit

MSDCEP –	Minnesota School District Credit Enhancement Program

PSF –	Permanent School Fund

SCSDE –	South Carolina School District Enhancement Program

SPA –	Standby Purchase Agreement

The accompanying notes are an integral part of the financial statements.

16   FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT

Treasury Obligations Fund
DESCRIPTION	PAR	VALUE >

Treasury Debt – 22.6%
U.S. Treasury Strips
0.153%, 05/15/2011 ▼	$25,000	$24,992
0.219%, 08/15/2011 ▼	25,000	24,975
0.262%, 11/15/2011 ▼	30,000	29,944
U.S. Treasury Notes
0.875%, 04/30/2011	100,000	100,089
0.875%, 05/31/2011	100,000	100,148
4.875%, 05/31/2011	200,000	202,279
1.000%, 08/31/2011	500,000	501,750
4.625%, 08/31/2011	25,000	25,544
1.000%, 10/31/2011	350,000	351,744
4.625%, 10/31/2011	100,000	102,913
0.750%, 11/30/2011	350,000	351,230
4.500%, 11/30/2011	100,000	103,124
4.750%, 01/31/2012	200,000	208,161

Total Treasury Debt
(Cost $2,126,893)		2,126,893

Treasury Repurchase Agreements – 77.4%
Bank of America Securities
0.170%, dated 2/28/2011, matures 03/01/2011, repurchase price $740,697 (Collateralized by U.S. Treasury Debt:
Total market value $755,508)	740,694	740,694
Barclays Capital
0.180%, dated 2/28/2011, matures 03/01/2011, repurchase price $600,003 (Collateralized by U.S. Treasury Debt:
Total market value $612,000)	600,000	600,000
Credit Agricole Securities (USA)
0.180%, dated 2/28/2011, matures 03/01/2011, repurchase price $1,950,010 (Collateralized by U.S. Treasury Debt:
Total market value $1,989,000)	1,950,000	1,950,000
Credit Suisse Securities USA
0.180%, dated 2/28/2011, matures 03/01/2011, repurchase price $300,002 (Collateralized by U.S. Treasury Debt:
Total market value $306,002)	300,000	300,000
HSBC Securities USA
0.170%, dated 2/28/2011, matures 03/01/2011, repurchase price $900,004 (Collateralized by U.S. Treasury Debt:
Total market value $918,002)	900,000	900,000
ING Financial Markets
0.170%, dated 2/28/2011, matures 03/01/2011, repurchase price $200,001 (Collateralized by U.S. Treasury Debt: Total market value $204,005)	200,000	200,000
RBS Securities
0.180%, dated 2/28/2011, matures 03/01/2011, repurchase price $1,300,007 (Collateralized by U.S. Treasury Debt:
Total market value $1,326,000)	1,300,000	1,300,000
Societe Generale, NY
0.170%, dated 2/28/2011, matures 03/01/2011, repurchase price $500,002 (Collateralized by U.S. Treasury Debt:
Total market value $510,000)	500,000	500,000
UBS Securities
0.180%, dated 2/28/2011, matures 03/01/2011, repurchase price $800,004 (Collateralized by U.S. Treasury Debt:
Total market value $816,000)	800,000	800,000

Total Treasury Repurchase Agreements
(Cost $7,290,694)		7,290,694

Investments Purchased with Proceeds from Securities Lending † – 0.3%
Treasury Repurchase Agreement – 0.3%
Credit Suisse Securities USA
0.180%, dated 02/28/2011, matures 03/01/2011, repurchase price $31,563 (Collateralized by U.S. Treasury Obligations:
Total market value $32,195)	31,563	31,563
Money Market Fund – 0.0%
Dreyfus Treasury Prime Cash Management Fund Institutional Shares, 0.000% Ω	861	1

Total Investments Purchased with Proceeds from Securities Lending
(Cost $31,564)		31,564

Total Investments ▲ – 100.3%
(Cost $9,449,151)		9,449,151

Other Assets and Liabilities, Net – (0.3)%		(24,734)

Total Net Assets – 100.0%		$9,424,417

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

▼	This security or a portion of this security is out on loan at February 28, 2011. Total loaned securities had a value of $30,926 at February 28, 2011.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the invested collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations. See note 2 in Notes to Financial Statements.

Ω	The rate shown is the annualized seven-day effective yield as of February 28, 2011.

▲	On February 28, 2011, the cost of investments for federal income tax purposes was approximately $9,449,151. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT   17

Schedule of Investments  February 28, 2011 (unaudited), all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund
DESCRIPTION	PAR	VALUE >

Treasury Debt – 100.0%
U.S. Treasury Bills Ä
0.140%, 03/03/2011	$39,953	$39,953
0.125%, 03/10/2011	80,117	80,115
0.130%, 03/17/2011	44,948	44,945
0.128%, 03/24/2011	66,994	66,989
0.153%, 03/31/2011	782	782
0.126%, 04/07/2011	59,453	59,445
0.121%, 04/14/2011	64,537	64,527
0.125%, 04/15/2011	5,000	4,999
0.126%, 04/21/2011	17,975	17,972
0.146%, 04/28/2011	15,130	15,126
0.139%, 05/05/2011	40,000	39,990
0.143%, 05/19/2011	28,928	28,919
0.169%, 06/02/2011	1,070	1,070
0.172%, 06/09/2011	19,508	19,499
0.183%, 06/16/2011	30,502	30,485
0.191%, 06/30/2011	16,583	16,572
0.173%, 07/14/2011	222	222
0.183%, 07/21/2011	7,854	7,848
0.192%, 07/28/2011	16,308	16,295
0.167%, 08/04/2011	9,123	9,116
0.145%, 08/18/2011	595	595
0.170%, 08/25/2011	2,783	2,781

Total Treasury Debt
(Cost $568,245)		568,245

Total Investments ▲ – 100.0%
(Cost $568,245)		568,245

Other Assets and Liabilities, Net – 0.0%		(35)

Total Net Assets – 100.0%		$568,210

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Ä	Yield shown is effective yield as of February 28, 2011.

▲	On February 28, 2011, the cost of investments for federal income tax purposes was approximately $568,245. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

18   FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT

Statements of Assets and Liabilities	February 28, 2011 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments in securities, at value † (note 2)	$6,916,673	$16,526,194	$881,748	$2,126,893	$568,245
Investments purchased with proceeds from securities lending, at value (note 2)	—	—	—	31,564	—
Repurchase agreements, at value (note 2)	5,407,883	2,011,423	—	7,290,694	—
Cash	1	—	1	—	—
Receivable for interest	13,771	11,199	897	8,259	—
Receivable for capital shares sold	27	435	—	5	—
Other prepaid expenses and other assets	108	204	12	124	6

Total assets	12,338,463	18,549,455	882,658	9,457,539	568,251

LIABILITIES:
Bank overdraft	—	25	—	—	—
Dividends payable	62	470	—	—	—
Payable for investments purchased	66,259	50,000	5,200	—	—
Payable upon return of securities loaned (note 2)	—	—	—	31,564	—
Payable for capital shares redeemed	24	3,463	—	—	—
Payable to affiliates (note 3)	1,877	3,300	164	1,223	41
Payable for distribution and shareholder servicing fees	82	437	15	317	—
Accrued expenses and other liabilities	18	18	1	18	—

Total liabilities	68,322	57,713	5,380	33,122	41

Net assets	$12,270,141	$18,491,742	$877,278	$9,424,417	$568,210

COMPOSITION OF NET ASSETS:
Portfolio capital	$12,270,159	$18,491,812	$877,272	$9,425,071	$568,191
Undistributed (distributions in excess of) net investment income	289	160	6	(43)	(8)
Accumulated net realized gain (loss) on investments (note 2)	(307)	(230)	—	(611)	27

Net assets	$12,270,141	$18,491,742	$877,278	$9,424,417	$568,210

Class A:
Net assets	$253,364	$1,308,891	$74,997	$613,896	$41,806
Shares issued and outstanding ($0.01 par value – 5 billion authorized*)	253,367	1,309,073	75,023	613,922	41,801
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class C:
Net assets	$—	$577	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 1 billion authorized)	—	576	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class D:
Net assets	$2,436,051	$1,275,623	$29,520	$2,464,021	$105,386
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	2,436,070	1,275,534	29,516	2,464,251	105,370
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class I:
Net assets	$—	$2,010,378	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	2,010,465	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class Y:
Net assets	$4,333,498	$3,568,752	$571,852	$4,243,108	$317,651
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	4,333,603	3,568,801	571,822	4,243,373	317,623
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$4,097,387	$9,551,313	$181,779	$1,219,975	$89,748
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	4,097,373	9,551,521	181,761	1,220,147	89,737
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Institutional Investor Class:
Net assets	$1,149,841	$776,208	$19,130	$533,322	$13,619
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	1,149,830	776,032	19,130	533,274	13,609
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Reserve Class:
Net assets	$—	$—	$—	$350,095	$—
Shares issued and outstanding ($0.01 par value – 5 billion authorized)	—	—	—	350,152	—
Net asset value, offering price, and redemption price per share	$—	$—	$—	$1.00	$—

† Including securities loaned, at value	$—	$—	$—	$30,926	$—

*	20 billion shares were authorized for U.S. Treasury Money Market Fund.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT   19

Statements of Operations	For the six-month period ended February 28, 2011 (unaudited), all dollars are rounded to thousands (000)

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Interest income	$15,163	$30,170	$1,259	$9,742	$412
Securities lending income (note 2)	7	—	—	90	—

Total investment income	15,170	30,170	1,259	9,832	412

EXPENSES (note 3):
Investment advisory fees	6,267	9,159	458	4,602	277
Administration fees	8,025	11,955	606	6,040	370
Transfer agent fees	60	132	59	70	59
Custodian fees	313	458	23	230	14
Legal fees	9	9	9	9	9
Audit fees	16	16	16	16	16
Registration fees	15	50	22	15	12
Postage and printing fees	98	138	8	61	4
Directors’ fees	29	29	29	29	29
Other fees and expenses	69	93	33	70	34
Distribution and shareholder servicing (12b-1) fees:
Class A	326	1,618	96	888	53
Class B	—	2	—	—	—
Class C	—	7	—	—	—
Class D	1,771	1,042	24	1,849	89
Reserve Class	—	—	—	1,021	—
Shareholder servicing (non 12b-1) fees:
Class A	326	1,618	96	888	53
Class D	2,952	1,737	40	3,081	148
Class I	—	1,652	—	—	—
Class Y	5,693	4,385	689	4,753	363
Reserve Class	—	—	—	510	—
Institutional Investor Class	562	404	9	265	13

Total expenses	26,531	34,504	2,217	24,397	1,543

Less: Fee waivers (note 3)	(11,700)	(8,817)	(973)	(14,587)	(1,131)

Total net expenses	14,831	25,687	1,244	9,810	412

Investment income – net	339	4,483	15	22	—

Net gain on investments	2	12	—	6	8

Net increase in net assets resulting from operations	$341	$4,495	$15	$28	$8

The accompanying notes are an integral part of the financial statements.

20   FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT

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FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT   21

Statements of Changes in Net Assets	all dollars are rounded to thousands (000)

	Government		Prime
	Obligations Fund		Obligations Fund

	Six-Month		Six-Month
	Period Ended		Period Ended
	2/28/11	Year Ended	2/28/11	Year Ended
	(unaudited)	8/31/10	(unaudited)	8/31/10

OPERATIONS:
Investment income – net	$339	$2,867	$4,483	$13,014
Net realized gain (loss) on investments	2	119	12	176

Net increase (decrease) in net assets resulting from operations	341	2,986	4,495	13,190

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	—	—	(33)
Class C	—	—	—	—
Class D	—	—	—	(36)
Class I	—	—	—	(45)
Class Y	—	—	—	(97)
Class Z	(339)	(2,738)	(4,458)	(12,463)
Institutional Investor Class	—	(129)	(25)	(340)
Reserve Class	—	—	—	—

Total distributions	(339)	(2,867)	(4,483)	(13,014)

CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	328,234	1,357,368	1,327,942	2,644,701
Reinvestment of distributions	—	—	23	—
Payments for redemptions	(370,309)	(1,592,243)	(1,343,162)	(2,997,343)

Increase (decrease) in net assets from Class A transactions	(42,075)	(234,875)	(15,197)	(352,642)

Class B:
Proceeds from sales	—	—	—	740
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	(1,154)	(1,030)

Decrease in net assets from Class B transactions	—	—	(1,154)	(290)

Class C:
Proceeds from sales	—	—	50	1,051
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	(2,016)	(1,816)

Decrease in net assets from Class C transactions	—	—	(1,966)	(765)

Class D:
Proceeds from sales	3,871,471	9,424,827	2,095,912	5,203,670
Reinvestment of distributions	—	—	—	—
Payments for redemptions	(3,961,376)	(9,872,773)	(2,333,430)	(6,163,678)

Increase (decrease) in net assets from Class D transactions	(89,905)	(447,946)	(237,518)	(960,008)

Class I:
Proceeds from sales	—	—	7,865,234	13,682,893
Reinvestment of distributions	—	—	1	1
Payments for redemptions	—	—	(7,488,222)	(17,325,045)

Increase (decrease) in net assets from Class I transactions	—	—	377,013	(3,642,151)

Class Y:
Proceeds from sales	14,285,208	21,924,830	52,061,375	88,360,691
Reinvestment of distributions	—	—	18	16
Payments for redemptions	(15,093,063)	(23,620,941)	(52,233,701)	(91,869,250)

Increase (decrease) in net assets from Class Y transactions	(807,855)	(1,696,111)	(172,308)	(3,508,543)

Class Z:
Proceeds from sales	42,837,129	60,736,061	19,186,973	60,402,827
Reinvestment of distributions	130	652	301	1,840
Payments for redemptions	(43,032,449)	(64,846,723)	(19,244,044)	(64,542,541)

Decrease in net assets from Class Z transactions	(195,190)	(4,110,010)	(56,770)	(4,137,874)

Institutional Investor Class:
Proceeds from sales	2,510,125	12,166,569	4,229,130	7,716,104
Reinvestment of distributions	—	3	1	7
Payments for redemptions	(2,443,119)	(13,958,791)	(4,378,785)	(8,484,233)

Increase (decrease) in net assets from Institutional Investor Class transactions	67,006	(1,792,219)	(149,654)	(768,122)

Reserve Class:
Proceeds from sales	—	—	—	—
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	—	—

Decrease in net assets from Reserve Class transactions	—	—	—	—

Increase (decrease) in net assets from capital share transactions	(1,068,019)	(8,281,161)	(257,554)	(13,370,395)

Total increase (decrease) in net assets	(1,068,017)	(8,281,042)	(257,542)	(13,370,219)
Net assets at beginning of period	13,338,158	21,619,200	18,749,284	32,119,503

Net assets at end of period	$12,270,141	$13,338,158	$18,491,742	$18,749,284

Undistributed (distributions in excess of) net investment income	$289	$(37)	$160	$160

The accompanying notes are an integral part of the financial statements.

22   FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT

Tax Free		Treasury		U.S. Treasury
Obligations Fund		Obligations Fund		Money Market Fund

Six-Month		Six-Month		Six-Month
Period Ended		Period Ended		Period Ended
2/28/11	Year Ended	2/28/11	Year Ended	2/28/11	Year Ended
(unaudited)	8/31/10	(unaudited)	8/31/10	(unaudited)	8/31/10

$15	$165	$22	$116	$—	$—
—	2	6	(541)	8	19

15	167	28	(425)	8	19

—	(4)	—	(8)	—	—
—	—	—	—	—	—
—	(1)	—	(26)	—	—
—	—	—	—	—	—
—	(28)	—	(33)	—	—
(15)	(131)	(22)	(40)	—	—
—	(1)	—	(5)	—	—
—	—	—	(4)	—	—

(15)	(165)	(22)	(116)	—	—

74,113	135,792	822,947	2,054,150	23,402	116,419
2	—	—	—	—	—
(73,419)	(186,021)	(1,077,710)	(2,125,820)	(33,086)	(127,125)

696	(50,229)	(254,763)	(71,670)	(9,684)	(10,706)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

37,460	50,278	3,691,939	6,239,051	196,818	607,563
—	—	—	—	—	—
(36,320)	(70,782)	(3,936,690)	(6,941,544)	(207,068)	(625,814)

1,140	(20,504)	(244,751)	(702,493)	(10,250)	(18,251)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

1,068,048	1,255,154	7,820,983	13,514,189	1,528,286	1,810,752
1	—	1	—	—	—
(1,070,056)	(1,434,703)	(6,875,802)	(14,908,262)	(1,526,334)	(1,921,942)

(2,007)	(179,549)	945,182	(1,394,073)	1,952	(111,190)

247,738	1,066,951	3,997,604	8,081,976	199,616	259,845
—	5	17	11	—	—
(414,214)	(1,450,172)	(4,176,546)	(8,609,911)	(206,904)	(400,299)

(166,476)	(383,216)	(178,925)	(527,924)	(7,288)	(140,454)

168,085	133,271	1,339,438	3,945,889	62,071	560,488
—	—	—	—	—	—
(161,400)	(136,037)	(1,286,865)	(3,991,175)	(85,648)	(672,943)

6,685	(2,766)	52,573	(45,286)	(23,577)	(112,455)

—	—	531,055	783,113	—	—
—	—	1	—	—	—
—	—	(597,314)	(969,065)	—	—

—	—	(66,258)	(185,952)	—	—

(159,962)	(636,264)	253,058	(2,927,398)	(48,847)	(393,056)

(159,962)	(636,262)	253,064	(2,927,939)	(48,839)	(393,037)
1,037,240	1,673,502	9,171,353	12,099,292	617,049	1,010,086

$877,278	$1,037,240	$9,424,417	$9,171,353	$568,210	$617,049

$6	$88	$(43)	$(16)	$(8)	$(3)

FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT   23

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[4]

Government Obligations Fund
Class A
2011[1]	$1.00	$—	$—	$1.00	0.00%
2010[2]	1.00	—	—	1.00	0.00
2009[2]	1.00	0.004	(0.004)	1.00	0.36
2008[2]	1.00	0.028	(0.028)	1.00	2.79
2007[2]	1.00	0.046	(0.046)	1.00	4.66
2006[2]	1.00	0.038	(0.038)	1.00	3.86
Class D
2011[1]	$1.00	$—	$—	$1.00	0.00%
2010[2]	1.00	—	—	1.00	0.00
2009[2]	1.00	0.004	(0.004)	1.00	0.44
2008[2]	1.00	0.029	(0.029)	1.00	2.95
2007[2]	1.00	0.047	(0.047)	1.00	4.82
2006[2]	1.00	0.039	(0.039)	1.00	4.01
Class Y
2011[1]	$1.00	$—	$—	$1.00	0.00%
2010[2]	1.00	—	—	1.00	0.00
2009[2]	1.00	0.005	(0.005)	1.00	0.55
2008[2]	1.00	0.031	(0.031)	1.00	3.10
2007[2]	1.00	0.049	(0.049)	1.00	4.97
2006[2]	1.00	0.041	(0.041)	1.00	4.17
Class Z
2011[1]	$1.00	$0.000 [5]	$(0.000)[5]	$1.00	0.01%
2010[2]	1.00	0.000 [5]	(0.000)[5]	1.00	0.04
2009[2]	1.00	0.008	(0.008)	1.00	0.79
2008[2]	1.00	0.033	(0.033)	1.00	3.36
2007[2]	1.00	0.051	(0.051)	1.00	5.23
2006[2]	1.00	0.043	(0.043)	1.00	4.43
Institutional Investor Class
2011[1]	$1.00	$—	$—	$1.00	0.00%
2010[2]	1.00	—	—	1.00	0.00
2009[2]	1.00	0.007	(0.007)	1.00	0.69
2008[2]	1.00	0.032	(0.032)	1.00	3.25
2007[2]	1.00	0.050	(0.050)	1.00	5.13
2006[3]	1.00	0.020	(0.020)	1.00	2.03

[1]	For the six-month period ended February 28, 2011 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[4]	Total return would have been lower had certain expenses not been waived.

[5]	Rounds to zero.

The accompanying notes are an integral part of the financial statements.

24   FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income (Loss)
	Ratio of	Investment	to Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$253,364	0.24%	0.00%	0.79%	(0.55)%
295,439	0.27	0.00	0.78	(0.51)
530,312	0.67	0.31	0.79	0.19
710,680	0.75	2.58	0.78	2.55
384,673	0.75	4.56	0.78	4.53
429,573	0.75	3.96	0.80	3.91

$2,436,051	0.24%	0.00%	0.64%	(0.40)%
2,525,955	0.27	0.00	0.63	(0.36)
2,973,885	0.59	0.40	0.65	0.34
2,628,910	0.60	2.59	0.63	2.56
1,320,996	0.60	4.71	0.63	4.68
1,307,002	0.60	3.90	0.65	3.85

$4,333,498	0.24%	0.00%	0.49%	(0.25)%
5,141,352	0.27	0.00	0.48	(0.21)
6,837,427	0.48	0.52	0.50	0.50
6,935,957	0.45	2.81	0.48	2.78
3,649,102	0.45	4.86	0.48	4.83
3,128,539	0.45	4.17	0.50	4.12

$4,097,387	0.23%	0.02%	0.24%	0.01%
4,292,577	0.23	0.05	0.23	0.05
8,402,541	0.24	0.59	0.24	0.59
1,915,386	0.20	3.04	0.23	3.01
784,556	0.20	5.10	0.23	5.07
434,248	0.20	4.34	0.25	4.29

$1,149,841	0.24%	0.00%	0.34%	(0.10)%
1,082,835	0.27	0.01	0.33	(0.05)
2,875,035	0.34	0.49	0.34	0.49
461,342	0.30	3.16	0.33	3.13
442,701	0.30	5.01	0.33	4.98
19,271	0.30	4.90	0.35	4.85

FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT   25

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset			Distributions	Net Asset
	Value	Net		from Net	Value
	Beginning	Investment		Investment	End of	Total
	of Period	Income		Income	Period	Return[4]

Prime Obligations Fund
Class A
2011[1]	$1.00	$—		$—	$1.00	0.00%
2010[2]	1.00	0.000	[5]	(0.000)[5]	1.00	0.00
2009[2]	1.00	0.007		(0.007)	1.00	0.67
2008[2]	1.00	0.031		(0.031)	1.00	3.17
2007[2]	1.00	0.046		(0.046)	1.00	4.70
2006[2]	1.00	0.038		(0.038)	1.00	3.88
Class C
2011[1]	$1.00	$—		$—	$1.00	0.00%
2010[2]	1.00	—		—	1.00	0.00
2009[2]	1.00	0.004		(0.004)	1.00	0.45
2008[2]	1.00	0.027		(0.027)	1.00	2.71
2007[2]	1.00	0.042		(0.042)	1.00	4.26
2006[2]	1.00	0.034		(0.034)	1.00	3.42
Class D
2011[1]	$1.00	$—		$—	$1.00	0.00%
2010[2]	1.00	0.000	[5]	(0.000)[5]	1.00	0.00
2009[2]	1.00	0.008		(0.008)	1.00	0.79
2008[2]	1.00	0.033		(0.033)	1.00	3.32
2007[2]	1.00	0.048		(0.048)	1.00	4.86
2006[2]	1.00	0.040		(0.040)	1.00	4.04
Class I
2011[1]	$1.00	$—		$—	$1.00	0.00%
2010[2]	1.00	0.000	[5]	(0.000)[5]	1.00	0.00
2009[2]	1.00	0.010		(0.010)	1.00	0.98
2008[2]	1.00	0.035		(0.035)	1.00	3.56
2007[2]	1.00	0.050		(0.050)	1.00	5.10
2006[2]	1.00	0.042		(0.042)	1.00	4.28
Class Y
2011[1]	$1.00	$—		$—	$1.00	0.00%
2010[2]	1.00	0.000	[5]	(0.000)[5]	1.00	0.00
2009[2]	1.00	0.009		(0.009)	1.00	0.92
2008[2]	1.00	0.034		(0.034)	1.00	3.48
2007[2]	1.00	0.049		(0.049)	1.00	5.02
2006[2]	1.00	0.041		(0.041)	1.00	4.20
Class Z
2011[1]	$1.00	$0.001		$(0.001)	$1.00	0.05%
2010[2]	1.00	0.001		(0.001)	1.00	0.10
2009[2]	1.00	0.012		(0.012)	1.00	1.18
2008[2]	1.00	0.037		(0.037)	1.00	3.77
2007[2]	1.00	0.052		(0.052)	1.00	5.31
2006[2]	1.00	0.044		(0.044)	1.00	4.49
Institutional Investor Class
2011[1]	$1.00	$0.000	[5]	$(0.000)[5]	$1.00	0.00%
2010[2]	1.00	0.000	[5]	(0.000)[5]	1.00	0.02
2009[2]	1.00	0.011		(0.011)	1.00	1.08
2008[2]	1.00	0.036		(0.036)	1.00	3.66
2007[2]	1.00	0.051		(0.051)	1.00	5.20
2006[3]	1.00	0.020		(0.020)	1.00	2.05

[1]	For the six-month period ended February 28, 2011 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[4]	Total return would have been lower had certain expenses not been waived.

[5]	Rounds to zero.

The accompanying notes are an integral part of the financial statements.

26   FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income (Loss)
	Ratio of	Investment	to Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$1,308,891	0.33%	0.00%	0.79%	(0.46)%
1,324,087	0.33	0.00	0.78	(0.45)
1,676,718	0.76	0.71	0.81	0.66
2,315,088	0.78	3.08	0.78	3.08
2,048,485	0.78	4.60	0.78	4.60
1,707,450	0.78	3.81	0.79	3.80

$577	0.34%	0.00%	1.24%	(0.90)%
2,543	0.33	0.00	1.23	(0.90)
3,312	0.98	0.43	1.26	0.15
5,060	1.23	2.65	1.23	2.65
10,545	1.23	4.18	1.23	4.18
14,486	1.23	3.41	1.24	3.40

$1,275,623	0.33%	0.00%	0.64%	(0.31)%
1,513,140	0.34	0.00	0.64	(0.30)
2,473,134	0.64	0.71	0.66	0.69
1,936,019	0.63	3.07	0.63	3.07
1,102,093	0.63	4.76	0.63	4.76
965,305	0.63	4.00	0.64	3.99

$2,010,378	0.33%	0.00%	0.44%	(0.11)%
1,633,364	0.34	0.00	0.43	(0.09)
5,275,495	0.45	0.81	0.46	0.80
1,608,965	0.40	3.49	0.43	3.46
1,652,385	0.40	4.98	0.43	4.95
1,932,477	0.40	4.16	0.44	4.12

$3,568,752	0.33%	0.00%	0.49%	(0.16)%
3,741,060	0.34	0.00	0.48	(0.14)
7,249,566	0.51	0.89	0.51	0.89
8,092,898	0.48	3.35	0.48	3.35
6,189,316	0.48	4.90	0.48	4.90
5,900,840	0.48	4.15	0.49	4.14

$9,551,313	0.24%	0.09%	0.24%	0.09%
9,608,076	0.23	0.10	0.23	0.10
13,745,864	0.25	1.03	0.26	1.02
8,864,378	0.20	3.49	0.23	3.46
6,100,756	0.20	5.19	0.23	5.16
5,095,307	0.20	4.48	0.24	4.44

$776,208	0.32%	0.01%	0.33%	0.00%
925,862	0.31	0.03	0.33	0.01
1,693,975	0.35	0.95	0.36	0.94
1,354,758	0.30	3.64	0.33	3.61
777,714	0.30	5.09	0.33	5.06
228,587	0.30	4.93	0.34	4.89

FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT   27

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset			Distributions	Net Asset
	Value	Net		from Net	Value
	Beginning	Investment		Investment	End of	Total
	of Period	Income		Income	Period	Return[4]

Tax Free Obligations Fund
Class A
2011[1]	$1.00	$—		$—	$1.00	0.00%
2010[2]	1.00	0.000	[5]	(0.000)[5]	1.00	0.00
2009[2]	1.00	0.004		(0.004)	1.00	0.47
2008[2]	1.00	0.018		(0.018)	1.00	1.86
2007[2]	1.00	0.029		(0.029)	1.00	2.94
2006[2]	1.00	0.024		(0.024)	1.00	2.45
Class D
2011[1]	$1.00	$—		$—	$1.00	0.00%
2010[2]	1.00	0.000	[5]	(0.000)[5]	1.00	0.00
2009[2]	1.00	0.005		(0.005)	1.00	0.52
2008[2]	1.00	0.020		(0.020)	1.00	2.01
2007[2]	1.00	0.031		(0.031)	1.00	3.09
2006[2]	1.00	0.026		(0.026)	1.00	2.61
Class Y
2011[1]	$1.00	$—		$—	$1.00	0.00%
2010[2]	1.00	0.000	[5]	(0.000)[5]	1.00	0.00
2009[2]	1.00	0.006		(0.006)	1.00	0.59
2008[2]	1.00	0.021		(0.021)	1.00	2.17
2007[2]	1.00	0.032		(0.032)	1.00	3.25
2006[2]	1.00	0.027		(0.027)	1.00	2.76
Class Z
2011[1]	$1.00	$0.000	[5]	$(0.000)[5]	$1.00	0.01%
2010[2]	1.00	—		—	1.00	0.03
2009[2]	1.00	0.008		(0.008)	1.00	0.80
2008[2]	1.00	0.024		(0.024)	1.00	2.42
2007[2]	1.00	0.035		(0.035)	1.00	3.51
2006[2]	1.00	0.030		(0.030)	1.00	3.02
Institutional Investor Class
2011[1]	$1.00	$—		$—	$1.00	0.00%
2010[2]	1.00	0.000	[5]	(0.000)[5]	1.00	0.01
2009[2]	1.00	0.007		(0.007)	1.00	0.70
2008[2]	1.00	0.023		(0.023)	1.00	2.32
2007[2]	1.00	0.034		(0.034)	1.00	3.40
2006[3]	1.00	0.014		(0.014)	1.00	1.37

[1]	For the six-month period ended February 28, 2011 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[4]	Total return would have been lower had certain expenses not been waived.

[5]	Rounds to zero.

The accompanying notes are an integral part of the financial statements.

28   FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income (Loss)
	Ratio of	Investment	to Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$74,997	0.28%	0.00%	0.83%	(0.55)%
74,301	0.26	0.00	0.81	(0.55)
124,530	0.63	0.60	0.83	0.40
255,762	0.75	1.80	0.79	1.76
172,416	0.75	2.90	0.80	2.85
172,800	0.75	2.43	0.80	2.38

$29,520	0.27%	0.00%	0.67%	(0.40)%
28,380	0.26	0.00	0.66	(0.40)
48,884	0.57	0.64	0.68	0.53
159,924	0.60	1.75	0.64	1.71
51,119	0.60	3.05	0.65	3.00
47,306	0.60	2.60	0.65	2.55

$571,852	0.28%	0.00%	0.53%	(0.25)%
573,858	0.26	0.00	0.51	(0.25)
753,405	0.49	0.69	0.53	0.65
1,281,930	0.45	2.12	0.49	2.08
1,197,152	0.45	3.20	0.50	3.15
884,041	0.45	2.71	0.50	2.66

$181,779	0.26%	0.01%	0.27%	0.00%
348,256	0.24	0.03	0.26	0.01
731,472	0.27	0.75	0.28	0.74
644,429	0.20	2.52	0.24	2.48
923,878	0.20	3.46	0.25	3.41
711,489	0.20	2.99	0.25	2.94

$19,130	0.27%	0.00%	0.37%	(0.10)%
12,445	0.25	0.00	0.35	(0.10)
15,211	0.37	0.80	0.38	0.79
41,342	0.30	2.31	0.34	2.27
35,327	0.30	3.35	0.35	3.30
10,092	0.30	3.26	0.35	3.21

FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT   29

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset			Distributions	Net Asset
	Value	Net		from Net	Value
	Beginning	Investment		Investment	End of	Total
	of Period	Income		Income	Period	Return[4]

Treasury Obligations Fund
Class A
2011[1]	$1.00	$—		$—	$1.00	0.00%
2010[2]	1.00	0.000	[5]	(0.000)[5]	1.00	0.00
2009[2]	1.00	0.001		(0.001)	1.00	0.07
2008[2]	1.00	0.023		(0.023)	1.00	2.30
2007[2]	1.00	0.045		(0.045)	1.00	4.55
2006[2]	1.00	0.037		(0.037)	1.00	3.79
Class D
2011[1]	$1.00	$—		$—	$1.00	0.00%
2010[2]	1.00	0.000	[5]	(0.000)[5]	1.00	0.00
2009[2]	1.00	0.001		(0.001)	1.00	0.11
2008[2]	1.00	0.024		(0.024)	1.00	2.45
2007[2]	1.00	0.046		(0.046)	1.00	4.71
2006[2]	1.00	0.039		(0.039)	1.00	3.95
Class Y
2011[1]	$1.00	$—		$—	$1.00	0.00%
2010[2]	1.00	0.000	[5]	(0.000)[5]	1.00	0.00
2009[2]	1.00	0.002		(0.002)	1.00	0.18
2008[2]	1.00	0.027		(0.027)	1.00	2.60
2007[2]	1.00	0.048		(0.048)	1.00	4.86
2006[2]	1.00	0.040		(0.040)	1.00	4.10
Class Z
2011[1]	$1.00	$—		$—	$1.00	0.00%
2010[2]	1.00	0.000	[5]	(0.000)[5]	1.00	0.00
2009[2]	1.00	0.004		(0.004)	1.00	0.36
2008[2]	1.00	0.028		(0.028)	1.00	2.86
2007[2]	1.00	0.051		(0.051)	1.00	5.13
2006[2]	1.00	0.043		(0.043)	1.00	4.36
Institutional Investor Class
2011[1]	$1.00	$—		$—	$1.00	0.00%
2010[2]	1.00	0.000	[5]	(0.000)[5]	1.00	0.00
2009[2]	1.00	0.003		(0.003)	1.00	0.28
2008[2]	1.00	0.027		(0.027)	1.00	2.75
2007[2]	1.00	0.049		(0.049)	1.00	5.02
2006[3]	1.00	0.020		(0.020)	1.00	2.00
Reserve Class
2011[1]	$1.00	$—		$—	$1.00	0.00%
2010[2]	1.00	0.000	[5]	(0.000)[5]	1.00	0.00
2009[2]	1.00	0.001		(0.001)	1.00	0.06
2008[2]	1.00	0.024		(0.024)	1.00	2.11
2007[2]	1.00	0.043		(0.043)	1.00	4.35
2006[2]	1.00	0.035		(0.035)	1.00	3.60

[1]	For the six-month period ended February 28, 2011 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[4]	Total return would have been lower had certain expenses not been waived.

[5]	Rounds to zero.

The accompanying notes are an integral part of the financial statements.

30   FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income (Loss)
	Ratio of	Investment	to Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$613,896	0.22%	0.00%	0.79%	(0.57)%
868,658	0.20	0.00	0.78	(0.58)
940,369	0.53	0.09	0.79	(0.17)
1,391,961	0.75	2.34	0.78	2.31
1,719,685	0.75	4.46	0.78	4.43
1,496,419	0.75	3.76	0.79	3.72

$2,464,021	0.21%	0.00%	0.63%	(0.42)%
2,708,770	0.20	0.00	0.63	(0.43)
3,411,407	0.50	0.15	0.64	0.01
6,868,518	0.60	2.45	0.63	2.42
7,232,055	0.60	4.61	0.63	4.58
6,051,333	0.60	3.93	0.64	3.89

$4,243,108	0.21%	0.00%	0.49%	(0.28)%
3,297,924	0.20	0.00	0.48	(0.28)
4,692,210	0.41	0.19	0.49	0.11
5,482,050	0.45	2.62	0.48	2.59
6,143,979	0.45	4.75	0.48	4.72
5,395,566	0.45	4.14	0.49	4.10

$1,219,975	0.21%	0.00%	0.24%	(0.03)%
1,398,900	0.20	0.00	0.23	(0.03)
1,926,914	0.23	0.38	0.24	0.37
3,713,560	0.20	2.74	0.23	2.71
2,596,399	0.20	4.98	0.23	4.95
877,206	0.20	4.29	0.24	4.25

$533,322	0.21%	0.00%	0.34%	(0.13)%
480,749	0.20	0.00	0.33	(0.13)
526,060	0.31	0.32	0.34	0.29
766,652	0.30	2.68	0.33	2.65
693,614	0.30	4.89	0.33	4.86
437,586	0.30	4.87	0.34	4.83

$350,095	0.22%	0.00%	0.99%	(0.77)%
416,352	0.20	0.00	0.98	(0.78)
602,332	0.56	0.08	0.99	(0.35)
973,250	0.93	2.13	0.98	2.08
1,167,569	0.94	4.27	0.98	4.23
1,361,851	0.94	3.57	0.99	3.52

FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT   31

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[4]

U.S. Treasury Money Market Fund
Class A
2011[1]	$1.00	$—	$—	$1.00	0.00%
2010[2]	1.00	—	—	1.00	0.00
2009[2]	1.00	0.001	(0.001)	1.00	0.08
2008[2]	1.00	0.020	(0.020)	1.00	2.00
2007[2]	1.00	0.043	(0.043)	1.00	4.31
2006[2]	1.00	0.035	(0.035)	1.00	3.56
Class D
2011[1]	$1.00	$—	$—	$1.00	0.00%
2010[2]	1.00	—	—	1.00	0.00
2009[2]	1.00	0.001	(0.001)	1.00	0.12
2008[2]	1.00	0.021	(0.021)	1.00	2.15
2007[2]	1.00	0.044	(0.044)	1.00	4.47
2006[2]	1.00	0.037	(0.037)	1.00	3.71
Class Y
2011[1]	$1.00	$—	$—	$1.00	0.00%
2010[2]	1.00	—	—	1.00	0.00
2009[2]	1.00	0.002	(0.002)	1.00	0.16
2008[2]	1.00	0.023	(0.023)	1.00	2.30
2007[2]	1.00	0.046	(0.046)	1.00	4.62
2006[2]	1.00	0.038	(0.038)	1.00	3.87
Class Z
2011[1]	$1.00	$—	$—	$1.00	0.00%
2010[2]	1.00	—	—	1.00	0.00
2009[2]	1.00	0.003	(0.003)	1.00	0.27
2008[2]	1.00	0.025	(0.025)	1.00	2.56
2007[2]	1.00	0.048	(0.048)	1.00	4.88
2006[2]	1.00	0.041	(0.041)	1.00	4.15
Institutional Investor Class
2011[1]	$1.00	$—	$—	$1.00	0.00%
2010[2]	1.00	—	—	1.00	0.00
2009[2]	1.00	0.002	(0.002)	1.00	0.22
2008[2]	1.00	0.024	(0.024)	1.00	2.46
2007[2]	1.00	0.047	(0.047)	1.00	4.78
2006[3]	1.00	0.019	(0.019)	1.00	1.91

[1]	For the six-month period ended February 28, 2011 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[4]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

32   FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses to	Income (Loss)
	Ratio of	Investment	Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$41,806	0.15%	0.00%	0.84%	(0.69)%
51,490	0.12	0.00	0.82	(0.70)
62,194	0.44	0.11	0.77	(0.22)
89,497	0.75	1.64	0.80	1.59
17,727	0.75	4.25	0.82	4.18
66,783	0.75	3.96	0.84	3.87

$105,386	0.15%	0.00%	0.69%	(0.54)%
115,634	0.13	0.00	0.68	(0.55)
133,882	0.42	0.16	0.64	(0.06)
321,431	0.60	2.09	0.65	2.04
230,031	0.60	4.37	0.67	4.30
188,499	0.60	3.62	0.69	3.53

$317,651	0.15%	0.00%	0.54%	(0.39)%
315,695	0.12	0.00	0.52	(0.40)
426,875	0.36	0.18	0.50	0.04
570,751	0.45	2.22	0.50	2.17
462,391	0.45	4.53	0.52	4.46
355,081	0.45	3.91	0.54	3.82

$89,748	0.15%	0.00%	0.29%	(0.14)%
97,034	0.14	0.00	0.27	(0.13)
237,487	0.23	0.30	0.25	0.28
219,278	0.20	2.33	0.25	2.28
117,843	0.20	4.80	0.27	4.73
124,961	0.20	4.66	0.29	4.57

$13,619	0.15%	0.00%	0.39%	(0.24)%
37,196	0.12	0.00	0.37	(0.25)
149,648	0.29	0.22	0.36	0.15
125,216	0.30	1.68	0.35	1.63
2,452	0.30	4.69	0.37	4.62
16,084	0.30	4.68	0.39	4.59

FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT   33

Notes to Financial Statements	(unaudited as to February 28, 2011), all dollars and shares are rounded to thousands (000)

1 >	Organization

The Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class C, Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares. Class A shares are not subject to sales charges. During the period, Class B and Class C shares of Prime Obligations Fund were only available pursuant to an exchange for Class B and Class C shares, respectively, of another fund in the First American Family of Funds or certain other unaffiliated funds, or for Class C shares, in establishing a systematic exchange program that would be used to purchase Class C shares of those funds. Effective September 21, 2010, Class B and Class C shares of Prime Obligations Fund closed to new investors and additional investments. There were no Class B shares outstanding at February 28, 2011. Class C shares may be subject to a contingent deferred sales charge for 12 months. Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares are offered only to qualifying institutional investors. Class C and Class I shares are not offered by Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, or U.S. Treasury Money Market Fund. Reserve Class shares are offered by Treasury Obligations Fund only.

The funds’ prospectuses provide descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investment securities held are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the funds are determined at least once per week using prices supplied by the funds’ independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the six-month period ended February 28, 2011, the differences between the aggregate market price and the aggregate amortized cost of all securities did not exceed 0.25% for any fund. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or

34   FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT

comparable companies; information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.

As of February 28, 2011, each fund’s investments were classified as follows:

				Total
Fund	Level 1	Level 2	Level 3	Fair Value

Government Obligations Fund
Government Agency Debt	$—	$6,763,306	$—	$6,763,306
Government Agency Repurchase Agreements	—	4,882,883	—	4,882,883
Treasury Repurchase Agreement	—	525,000	—	525,000
Treasury Debt	—	153,367	—	153,367

Total Investments	$—	$12,324,556	$—	$12,324,556

Prime Obligations Fund
Certificates of Deposit	$—	$5,505,496	$—	$5,505,496
Financial Company Commercial Paper	—	2,854,616	—	2,854,616
Asset Backed Commercial Paper	—	2,777,176	—	2,777,176
Other Notes	—	1,889,225	—	1,889,225
Government Agency Debt	—	1,518,300	—	1,518,300
Treasury Debt	—	985,105	—	985,105
Investment Companies	419,177	—	—	419,177
Variable Rate Demand Notes	—	407,226	—	407,226
Other Commercial Paper	—	169,873	—	169,873
Treasury Repurchase Agreements	—	1,444,306	—	1,444,306
Government Agency Repurchase Agreement	—	567,117	—	567,117

Total Investments	$419,177	$18,118,440	$—	$18,537,617

Tax Free Obligations Fund
Municipal Debt	$—	$881,479	$—	$881,479
Government Agency Debt	—	269	—	269

Total Investments	$—	$881,748	$—	$881,748

Treasury Obligations Fund
Treasury Debt	$—	$2,126,893	$—	$2,126,893
Treasury Repurchase Agreements	—	7,290,694	—	7,290,694
Investments Purchased with Proceeds from Securities Lending	1	31,563	—	31,564

Total Investments	$1	$9,449,150	$—	$9,449,151

U.S. Treasury Money Market Fund
Treasury Debt	$—	$568,245	$—	$568,245

Total Investments	$—	$568,245	$—	$568,245

Refer to the Schedule of Investments for further security classification.

During the six-month period ended February 28, 2011, there were no significant transfers between valuation levels.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. At February 28, 2011, the funds did not hold any restricted securities other than the Rule 144A securities disclosed in the Schedules of Investments. None of the funds held illiquid securities at February 28, 2011.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT   35

Notes to Financial Statements	(unaudited as to February 28, 2011), all dollars and shares are rounded to thousands (000)

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of February 28, 2011 the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended February 28, 2011 (estimated) and fiscal year ended August 31, 2010 (adjusted by dividends payable as of February 28, 2011 and August 31, 2010) were as follows:

	February 28, 2011

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total

Government Obligations Fund	$420	$—	$—	$420
Prime Obligations Fund	5,657	—	—	5,657
Tax Free Obligations Fund	—	70	—	70
Treasury Obligations Fund	115	—	—	115
U.S. Treasury Money Market Fund	—	—	—	—

The funds designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the funds related to net capital gain to zero for the tax year ended August 31, 2010.

	August 31, 2010

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total

Government Obligations Fund	$4,098	$—	$—	$4,098
Prime Obligations Fund	14,238	—	—	14,238
Tax Free Obligations Fund	—	195	—	195
Treasury Obligations Fund	35	—	—	35
U.S. Treasury Money Market Fund	—	—	—	—

As of August 31, 2010, the funds’ most recent completed fiscal year end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

				Accumulated		Total
	Undistributed	Undistributed	Undistributed	Capital and		Accumulated
	Ordinary	Tax Exempt	Long-Term	Post-October	Unrealized	Earnings
Fund	Income	Income	Capital Gains	Losses	Appreciation	(Deficit)

Government Obligations Fund	$472	$—	$—	$(326)	$—	$146
Prime Obligations Fund	1,864	—	—	(242)	—	1,622
Tax Free Obligations Fund	—	75	—	—	—	75
Treasury Obligations Fund	93	—	—	(617)	—	(524)
U.S. Treasury Money Market Fund	21	—	—	—	—	21

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2010 and the deferral of wash sale losses.

As of August 31, 2010, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

					Expiration Year

Fund	2011	2012	2013	2014	2015	2016	2017	2018	Total

Prime Obligations Fund	$—	$—	$—	$—	$(170)	$—	$(72)	$—	$(242)
Treasury Obligations Fund	—	—	—	(20)	(57)	(540)	—	—	(617)

36   FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT

Government Obligations Fund incurred a loss of $326 for tax purposes, for the period from November 1, 2009 to August 31, 2010. As permitted by tax regulations, the funds intend to elect to defer and treat those losses as arising in the fiscal year ending August 31, 2011.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each such fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

SECURITIES LENDING – In order to generate additional income, Government Obligations Fund and Treasury Obligations Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act of 1940. As of February 28, 2011, Treasury Obligations Fund had securities on loan with a total value of $30,926.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). As the securities lending agent, U.S. Bank receives fees of up to 25% of each fund’s net income from securities lending transactions and pays half of such fees to U.S. Bancorp Asset Management, Inc. (USBAM) for certain securities lending services provided by USBAM. For the six-month period ended February 28, 2011, Government Obligations Fund and Treasury Obligations Fund paid $2 and $23, respectively, to U.S. Bank for serving as the securities lending agent. The fund’s income from securities lending is recorded on the Statements of Operations as securities lending income net of fees paid to U.S. Bank.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 28, 2011.

DEFERRED COMPENSATION PLAN – Prior to January 1, 2011, non-interested directors of the First American Family of Funds were able to defer receipt of part or all of their annual compensation under a Deferred Compensation Plan (the “Plan”). Deferred amounts were treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, as designated by each director. The Plan was terminated effective December 31, 2010. All amounts held in the Plan are 100% vested and outstanding account balances under the Plan are obligations of the funds into which amounts were deferred. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO PERIOD END – Management has evaluated fund related events and transactions that

FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT   37

Notes to Financial Statements	(unaudited as to February 28, 2011), all dollars and shares are rounded to thousands (000)

occurred subsequent to February 28, 2011 through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds’ financial statements.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets. At September 1, 2008 USBAM had agreed to waive fees and reimburse other fund expenses so that total fund operating expenses (excluding fees paid for participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds), as a percentage of average daily net assets, would not exceed the following amounts:

							Institutional
Fund	A	C	D	I	Y	Z	Investor	Reserve

Government Obligations Fund	0.75%	—%	0.60%	—%	0.45%	0.20%	0.30%	—%
Prime Obligations Fund	0.78	1.23	0.63	0.40	0.48	0.20	0.30	—
Tax Free Obligations Fund	0.75	—	0.60	—	0.45	0.20	0.30	—
Treasury Obligations Fund	0.75	—	0.60	—	0.45	0.20	0.30	0.94
U.S. Treasury Money Market Fund	0.75	—	0.60	—	0.45	0.20	0.30	—

Effective October 30, 2008 for Treasury Obligations Fund and December 22, 2008 for each other fund, the Board of Directors approved the termination of these fee waivers and reimbursements. However, the advisor agreed to waive or reimburse certain fees and expenses and the Board of Directors approved the suspension or reduction of 12b-1 fee payments, as needed, to prevent each fund’s yield for each share class from falling below 0%. In order to maintain this minimum yield, USBAM voluntarily waived or reimbursed investment advisory fees of $139 for U.S. Treasury Money Market Fund during the six-month period ended February 28, 2011. Effective February 1, 2011, the advisor contractually agreed to waive fees and reimburse other fund expenses through January 31, 2012, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Government Obligations Fund Class Z shares. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor.

ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and USBAM. USBAM is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. Effective July 1, 2010, such administration fees are based on the aggregate average daily net assets of all open-end funds in the First American Family of Funds. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services. In order to maintain minimum yields for each fund, USBAM voluntarily waived or reimbursed administration fees of $1,064, $91, $64, $2,065, and $273 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2011.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAF. Under the distribution agreement, and pursuant to a plan adopted by each fund

38   FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT

under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 0.15%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class C shares, Class D shares, and Reserve Class shares, respectively. No distribution or shareholder servicing fees are paid by Institutional Investor Class shares, Class Y shares, Class I shares, or Class Z shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities. In order to maintain minimum yields for each fund, 12b-1 distribution and shareholder servicing fees were reimbursed or suspended in the amounts of $2,094, $2,506, $120, $3,559 and $142 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month ended February 28, 2011.

Under the distribution agreement, the following amounts were retained by affiliates of USBAM for the fiscal year ended August 31, 2010:

Fund	Amount

Government Obligations Fund	$1
Prime Obligations Fund	115
Treasury Obligations Fund	198

SHAREHOLDER SERVICING (NON-12b-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y shares, Institutional Investor Class, and Reserve Class shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class Y, and Reserve Class shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class I shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Institutional Investor Class shares. In order to maintain minimum yields for each fund, USBAM voluntarily waived or reimbursed shareholder servicing fees of $8,542, $6,220, $789, $8,963, and $577 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2011.

Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the six-month period ended February 28, 2011 after waivers:

Fund	Amount

Government Obligations Fund	$990
Prime Obligations Fund	3,577
Tax Free Obligations Fund	45
Treasury Obligations Fund	535
U.S. Treasury Money Market Fund	—

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended February 28, 2011, legal fees and expenses of $10 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less. For the six-month period ended February 28, 2011, there were no front-end sales charges or CDSCs retained by affiliates of USBAM for distributing shares of Prime Obligations Fund.

4 >	Portfolio Characteristics of the Tax Free Obligations Fund

The Tax Free Obligations Fund invests in five different types of municipal securities. At February 28, 2011, the percentage of portfolio investments by each category was as follows:

Tax Free
Obligations
Fund

Weekly Variable Rate Demand Notes	69.3%
Daily Variable Rate Demand Notes	11.3
Other Municipal Notes & Bonds	15.9
Commercial Paper & Put Bonds	3.5

100.0%

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At

FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT   39

Notes to Financial Statements	(unaudited as to February 28, 2011), all dollars and shares are rounded to thousands (000)

February 28, 2011, the percentage of total portfolio investments by each revenue source, was as follows:

Tax Free
Obligations
Fund

Revenue Bonds	86.3%
General Obligations	9.4
Tax and Revenue Anticipation Notes	4.3

100.0%

The implied credit ratings of all portfolio holdings as a percentage of total value of investments at February 28, 2011, were as follows:

Tax Free
Obligations
Standard & Poor’s/Moody’s/Fitch Ratings	Fund

AAA	42.0%
AA	43.8
A	14.2

100.0%

Individual security ratings are based on information from Moody’s Investor Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security the lowest rating is used, unless ratings are provided by all three agencies, in which case the middle rating is used.

5 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6 >	New Accounting Pronouncement

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standard Update for Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements. The update provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires the funds to disclose purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2010. At this time management is evaluating the implications of the update and the impact to the financial statements.

7 >	Regulated Investment Company Modernization Act

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

40   FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT

Notice to Shareholders	February 28, 2011 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.FirstAmericanFunds.com and on the U.S. Securities and Exchange Commission’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge, upon request, by calling 800.677.3863.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available without charge upon request (1) by calling 800.677.3863 and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

MONTHLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a monthly basis. The funds will post such information within 5 business days of the calendar month-end.

FIRST AMERICAN FUNDS 2011 SEMIANNUAL REPORT   41

First American Funds’ Privacy Pledge

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

Why we collect your information
We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect
We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security
We require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose
We may share all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections
You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by:

•	First American Funds, Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

BOARD OF DIRECTORS	First American Funds, Inc.

Leonard Kedrowski

Chairperson of First American Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Joseph Strauss

Vice Chairperson of First American Funds, Inc.
Owner and President of Strauss Management Company

Roger Gibson

Director of First American Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Funds, Inc.
Investment Consultant; Chair of United Educators Insurance Company; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Richard Riederer

Director of First American Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

James Wade

Director of First American Funds, Inc.
Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.
The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
       U.S. Bancorp Asset Management, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

ADMINISTRATOR
       U.S. Bancorp Asset Management, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

TRANSFER AGENT
       U.S. Bancorp Fund Services, LLC
       615 East Michigan Street
       Milwaukee, Wisconsin 53202
CUSTODIAN U.S. Bank National Association 60 Livingston Avenue St. Paul, Minnesota 55101 DISTRIBUTOR Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
       Ernst & Young LLP
       220 South Sixth Street
       Suite 1400
       Minneapolis, Minnesota 55402

COUNSEL
       Dorsey & Whitney LLP
       50 South Sixth Street
       Suite 1500
       Minneapolis, Minnesota 55402

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.Fund or visit FirstAmericanFunds.com.

0040-08  4/2011  SAR MONEY

Item 2—Code of Ethics
Not applicable to the semi-annual report.
Item 3—Audit Committee Financial Expert
Not applicable to the semi-annual report.
Item 4—Principal Accountant Fees and Services
Not applicable to the semi-annual report.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.
Item 11—Controls and Procedures
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
First American Funds, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President
Date: April 29, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President
Date: April 29, 2011

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer
Date: April 29, 2011